Prospectus	April 30, 2018

Invesco Peak Retirement™ 2015 Fund
Class: A (PKTMX), C (PKTNX), R (PKTPX), Y (PKTOX)
Invesco Peak Retirement™ 2020 Fund
Class: A (PKTGX), C (PKTHX), R (PKTJX), Y (PKTIX)
Invesco Peak Retirement™ 2025 Fund
Class: A (PKTAX), C (PKTBX), R (PKTDX), Y (PKTCX)
Invesco Peak Retirement™ 2030 Fund
Class: A (PKKSX), C (PKKTX), R (PKKVX), Y (PKKUX)
Invesco Peak Retirement™ 2035 Fund
Class: A (PKKMX), C (PKKNX), R (PKKPX), Y (PKKOX)
Invesco Peak Retirement™ 2040 Fund
Class: A (PKKGX), C (PKKHX), R (PKKJX), Y (PKKIX)
Invesco Peak Retirement™ 2045 Fund
Class: A (PKKAX), C (PKKBX), R (PKKDX), Y (PKKCX)
Invesco Peak Retirement™ 2050 Fund
Class: A (PKRSX), C (PKRTX), R (PKRVX), Y (PKRUX)
Invesco Peak Retirement™ 2055 Fund
Class: A (PKRMX), C (PKRNX), R (PKRPX), Y (PKROX)
Invesco Peak Retirement™ 2060 Fund
Class: A (PKRGX), C (PKRHX), R (PKRJX), Y (PKRIX)
Invesco Peak Retirement™ 2065 Fund
Class: A (PKRAX), C (PKRBX), R (PKRDX), Y (PKRCX)
Invesco Peak Retirement™ Now Fund
Class: A (PKTSX), C (PKTTX), R (PKTVX), Y (PKTUX)
Each of the Fund’s investment objective is total return over time, consistent with its strategic target allocation.
As with all other mutual fund securities, the U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in the Funds:
■	is not FDIC insured;
■	may lose value; and
■	is not guaranteed by a bank.

                                  Invesco Peak Retirement™ Funds

Fund Summaries

Invesco Peak Retirement™ 2015 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.76	9.76	9.76	9.76

Acquired Fund Fees and Expenses[2]	0.43	0.43	0.43	0.43

Total Annual Fund Operating Expenses	10.44	11.19	10.69	10.19

Fee Waiver and/or Expense Reimbursement[3]	9.63	9.63	9.63	9.63

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.43% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,751

Class C	$259	$1,483

Class R	$108	$1,342

Class Y	$ 57	$1,200

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,751

Class C	$159	$1,483

Class R	$108	$1,342

Class Y	$ 57	$1,200

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
1                                  Invesco Peak Retirement™ Funds

The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect an underlying fund’s performance relative to its benchmark.
2                                  Invesco Peak Retirement™ Funds

Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
3                                  Invesco Peak Retirement™ Funds

Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an underlying fund’s underlying index and the capital resources available for such companies’ dividend payments may affect an underlying fund.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
4                                  Invesco Peak Retirement™ Funds

Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Hybrid Securities Risk. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security, convertible security, or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the
5                                  Invesco Peak Retirement™ Funds

portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
MLP Risk. An underlying fund invests in securities of MLPs, which are subject to the following risks:
■	Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
■	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
■	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
■	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if an underlying fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause an underlying fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of an underlying fund’s investment, and consequently the Fund’s investment in an underlying fund and lower income.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF
6                                  Invesco Peak Retirement™ Funds

purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on
7                                  Invesco Peak Retirement™ Funds

value equity securities are less than returns on other styles of investing or the overall stock market.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, an underlying fund’s expenses could absorb all or a portion of an underlying fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2020 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and
8                                  Invesco Peak Retirement™ Funds

the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	2.91	2.91	2.91	2.91

Acquired Fund Fees and Expenses[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	3.57	4.32	3.82	3.32

Fee Waiver and/or Expense Reimbursement[3]	2.76	2.76	2.76	2.76

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.41% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$259	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$159	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may
9                                  Invesco Peak Retirement™ Funds

differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the
Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than
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normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the
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value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an underlying fund’s underlying index and the capital resources available for such companies’ dividend payments may affect an underlying fund.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value.
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Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Hybrid Securities Risk. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security, convertible security, or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general
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downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
MLP Risk. An underlying fund invests in securities of MLPs, which are subject to the following risks:
■	Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
■	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
■	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
■	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if an underlying fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause an underlying fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of an underlying fund’s investment, and consequently the Fund’s investment in an underlying fund and lower income.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be
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adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns.
15                                  Invesco Peak Retirement™ Funds

The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, an underlying fund’s expenses could absorb all or a portion of an underlying fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc.,
P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2025 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of
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compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	2.91	2.91	2.91	2.91

Acquired Fund Fees and Expenses[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	3.57	4.32	3.82	3.32

Fee Waiver and/or Expense Reimbursement[3]	2.76	2.76	2.76	2.76

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.41% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$259	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$159	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
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The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal
18                                  Invesco Peak Retirement™ Funds

Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected
19                                  Invesco Peak Retirement™ Funds

benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay
20                                  Invesco Peak Retirement™ Funds

interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
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Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
22                                  Invesco Peak Retirement™ Funds

U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2030 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and
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the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	2.91	2.91	2.91	2.91

Acquired Fund Fees and Expenses[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	3.57	4.32	3.82	3.32

Fee Waiver and/or Expense Reimbursement[3]	2.76	2.76	2.76	2.76

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.41% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$259	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,078

Class C	$159	$ 787

Class R	$108	$ 636

Class Y	$ 57	$ 482

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may
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differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the
Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than
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normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the
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value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the
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fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not
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subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying
29                                  Invesco Peak Retirement™ Funds

fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
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Invesco Peak Retirement™ 2035 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	4.24	4.24	4.24	4.24

Acquired Fund Fees and Expenses[2]	0.40	0.40	0.40	0.40

Total Annual Fund Operating Expenses	4.89	5.64	5.14	4.64

Fee Waiver and/or Expense Reimbursement[3]	4.08	4.08	4.08	4.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.40% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,211

Class C	$259	$ 924

Class R	$108	$ 775

Class Y	$ 57	$ 624

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,211

Class C	$159	$ 924

Class R	$108	$ 775

Class Y	$ 57	$ 624

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater
31                                  Invesco Peak Retirement™ Funds

degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than
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normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the
33                                  Invesco Peak Retirement™ Funds

value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the
34                                  Invesco Peak Retirement™ Funds

fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not
35                                  Invesco Peak Retirement™ Funds

subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying
36                                  Invesco Peak Retirement™ Funds

fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
37                                  Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	4.24	4.24	4.24	4.24

Acquired Fund Fees and Expenses[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	4.90	5.65	5.15	4.65

Fee Waiver and/or Expense Reimbursement[3]	4.09	4.09	4.09	4.09

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.41% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,212

Class C	$259	$ 925

Class R	$108	$ 776

Class Y	$ 57	$ 625

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,212

Class C	$159	$ 925

Class R	$108	$ 776

Class Y	$ 57	$ 625

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater
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degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than
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normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, across different countries and investments, to the extent either the asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may result in magnified risks and loss instead of balancing (reducing) the risk of loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the
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value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the
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fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not
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subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying
43                                  Invesco Peak Retirement™ Funds

fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
44                                  Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2045 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	4.24	4.24	4.24	4.24

Acquired Fund Fees and Expenses[2]	0.40	0.40	0.40	0.40

Total Annual Fund Operating Expenses	4.89	5.64	5.14	4.64

Fee Waiver and/or Expense Reimbursement[3]	4.08	4.08	4.08	4.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.40% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,212

Class C	$259	$ 925

Class R	$108	$ 776

Class Y	$ 57	$ 624

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,212

Class C	$159	$ 925

Class R	$108	$ 776

Class Y	$ 57	$ 624

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater
45                                  Invesco Peak Retirement™ Funds

degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal
46                                  Invesco Peak Retirement™ Funds

write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders,
47                                  Invesco Peak Retirement™ Funds

some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and
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wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
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Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2050 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of
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compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.27	9.27	9.27	9.27

Acquired Fund Fees and Expenses[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	9.93	10.68	10.18	9.68

Fee Waiver and/or Expense Reimbursement[3]	9.12	9.12	9.12	9.12

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.41% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,703

Class C	$259	$1,433

Class R	$108	$1,292

Class Y	$ 57	$1,148

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,703

Class C	$159	$1,433

Class R	$108	$1,292

Class Y	$ 57	$1,148

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
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The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
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Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political
53                                  Invesco Peak Retirement™ Funds

or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the
54                                  Invesco Peak Retirement™ Funds

underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be
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more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2055 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.27	9.27	9.27	9.27

Acquired Fund Fees and Expenses[2]	0.39	0.39	0.39	0.39

Total Annual Fund Operating Expenses	9.91	10.66	10.16	9.66

Fee Waiver and/or Expense Reimbursement[3]	9.10	9.10	9.10	9.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.39% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$259	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$159	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
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An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because
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certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its
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membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
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REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

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Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2060 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.27	9.27	9.27	9.27

Acquired Fund Fees and Expenses[2]	0.39	0.39	0.39	0.39

Total Annual Fund Operating Expenses	9.91	10.66	10.16	9.66

Fee Waiver and/or Expense Reimbursement[3]	9.10	9.10	9.10	9.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.39% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$259	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$159	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and
62                                  Invesco Peak Retirement™ Funds

may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the
63                                  Invesco Peak Retirement™ Funds

shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or
64                                  Invesco Peak Retirement™ Funds

an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
65                                  Invesco Peak Retirement™ Funds

Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it
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would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ 2065 Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of
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compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.27	9.27	9.27	9.27

Acquired Fund Fees and Expenses[2]	0.39	0.39	0.39	0.39

Total Annual Fund Operating Expenses	9.91	10.66	10.16	9.66

Fee Waiver and/or Expense Reimbursement[3]	9.10	9.10	9.10	9.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.39% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$259	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,702

Class C	$159	$1,432

Class R	$108	$1,290

Class Y	$ 57	$1,147

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
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The Adviser will continue to manage the Fund for approximately 5 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 5 years past the Fund’s target retirement date. Approximately 5 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak Retirement™ Now Fund, with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay an underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the
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value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
Growth Investing Risk. Growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in, or investors’ expectations of, the issuing company’s earnings and can be more volatile.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. Separately, the European Union faces issues involving its membership, structure, procedures and policies. The exit of one or more member states from the European Union, such as the United Kingdom (UK) which has announced its intention to exit, would place its currency and banking system in jeopardy. The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic
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growth in the affected markets, which will adversely affect an underlying fund’s investments.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
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Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Volatility Management Risk. The Adviser’s strategy for managing portfolio volatility may not produce the desired result and there can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. The Adviser uses a combination of proprietary and third-party systems and risk models to help it estimate an underlying fund’s expected volatility, which may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
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There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Invesco Peak Retirement™ Now Fund
Investment Objective(s)
The Fund’s investment objective is total return over time, consistent with its strategic target allocation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares-Purchase and Redemption of Shares” on page H-1 of the statement of additional information (SAI). Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class Y shares, which are not reflected in the table or the Example below.
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None [1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y
Management Fees	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[2]	9.76	9.76	9.76	9.76

Acquired Fund Fees and Expenses[2]	0.44	0.44	0.44	0.44

Total Annual Fund Operating Expenses	10.45	11.20	10.70	10.20

Fee Waiver and/or Expense Reimbursement[3]	9.64	9.64	9.64	9.64

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81	1.56	1.06	0.56

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
2	“Other Expenses” and “Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
3	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (including estimated Acquired Fund Fees and Expenses of 0.44% and excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 0.81%, 1.56%, 1.06% and 0.56%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2019. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first two years and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years
Class A	$628	$1,752

Class C	$259	$1,484

Class R	$108	$1,343

Class Y	$ 57	$1,200

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years
Class A	$628	$1,752

Class C	$159	$1,484

Class R	$108	$1,343

Class Y	$ 57	$1,200

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and
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may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is disclosed for the most recent fiscal year because the Fund had not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives; and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund is designed for investors who are currently retired and/or withdrawing funds, or plan in the near future to retire and/or withdraw funds, as indicated by the “Retirement Now” designation in its name. Because the Fund is in its most conservative phase and is designed for investors who have already reached their target retirement date, its strategic allocation generally does not become more conservative over time but rather remains static.
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
Other Invesco Peak Retirement™ Funds may be combined with the Fund approximately 5 years after such Invesco Peak Retirement™ Funds reach their target retirement dates.
The Adviser uses a three-step process to create the Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of the Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, the Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances the Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change the Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Fund’s SAI.
An investment in the Fund is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Fund will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
Principal Risks of Investing in the Fund and the Underlying Funds
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time, which could negatively affect the Fund’s performance.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade
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settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage and will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. Borrowing money may also require an underlying fund to liquidate positions when it may not be advantageous to do so. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Cash/Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect an underlying fund’s performance relative to its benchmark.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and an underlying fund’s transaction costs.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a result of a recent announcement by the Internal Revenue Service, an underlying fund intends to invest in commodity-linked notes: (a) directly, relying on an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the Investment Company Act of 1940, as amended (1940 Act), or (b) indirectly through a wholly-owned foreign subsidiary. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned foreign subsidiary (which guidance might be applied to the underlying fund retroactively), it could, among other consequences, limit the underlying fund’s ability to pursue its investment strategy.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
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Depositary Receipts Risk. Investing in depositary receipts involves the same risks as direct investments in foreign securities. In addition, the underlying issuers of certain depositary receipts are under no obligation to distribute shareholder communications or pass through any voting rights with respect to the deposited securities to the holders of such receipts. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. The value of a derivative instrument depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, including counterparty, leverage and liquidity risks. Counterparty risk is the risk that the counterparty to the derivative contract will default on its obligation to pay the underlying fund the amount owed or otherwise perform under the derivative contract. Derivatives create leverage risk because they do not require payment up front equal to the economic exposure created by holding a position in the derivative. As a result, an adverse change in the value of the underlying asset could result in the underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset, which may make the underlying fund’s returns more volatile and increase the risk of loss. Derivative instruments may also be less liquid than more traditional investments and the underlying fund may be unable to sell or close out its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which the underlying fund may be most in need of liquidating its derivative positions. Derivatives may also be harder to value, less tax efficient and subject to changing government regulation that could impact the underlying fund’s ability to use certain derivatives or their cost. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate. Derivatives strategies may not always be successful. For example, derivatives used for hedging or to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions. These risks are greater for certain underlying funds than most other mutual funds because certain underlying funds will implement their investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an underlying fund’s underlying index and the capital resources available for such companies’ dividend payments may affect an underlying fund.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon purchase price of those securities. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio, which may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover, which may result in increased brokerage costs and may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably. In addition, investments in emerging markets securities may also be subject to additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively-managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, counterparty risk, and the risk that the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. An underlying fund will bear its proportionate share of any fees and expenses borne by an exchange-traded note in which it invests. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. If the U.S. Treasury Department were to exercise its authority to issue regulations that exclude from the definition of “qualifying income” foreign currency gains not directly related to an underlying fund’s business of investing in securities, the underlying fund may be unable to qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities
76                                  Invesco Peak Retirement™ Funds

that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. An underlying fund's foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulty in enforcing obligations, decreased liquidity or increased volatility. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests. There are risks that the Fund will vary from its target weightings (if any) in the underlying funds, that the underlying funds will not achieve their investment objectives, that the underlying funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an underlying fund at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on an underlying fund’s investment performance.
High Yield Debt Securities (Junk Bond) Risk. Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile.
Hybrid Securities Risk. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security, convertible security, or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). The price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time. An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Hybrid securities potentially are more volatile than traditional equity securities. Hybrid instruments may carry credit risk of their issuer, as well as liquidity risk, since they often are “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that buy such instruments in the secondary market may be small.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index.
Inflation-Indexed Securities Risk. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates, and an underlying fund's or the Fund’s income from its investments in these securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investment Companies Risk. Investing in other investment companies could result in the duplication of certain fees, including management and administrative fees, and may expose an underlying fund to the risks of owning the underlying investments that the other investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund’s adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund’s portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Additionally, legislative, regulatory, or tax developments may adversely affect management of an underlying fund and, therefore, the ability of the underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in
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value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s net asset value (NAV).
MLP Risk. An underlying fund invests in securities of MLPs, which are subject to the following risks:
■	Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
■	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
■	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
■	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if an underlying fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause an underlying fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of an underlying fund’s investment, and consequently the Fund’s investment in an underlying fund and lower income.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an underlying fund reinvesting these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax
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diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Shares of real estate related companies, which tend to be small- and mid-cap companies, may be more volatile and less liquid.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the underlying fund will incur a loss on a short position, which is theoretically unlimited, if the price of the asset sold short increases from the short sale price. The counterparty to a short position or other market factors may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, and both positions decline simultaneously, the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies, and their returns may vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in the Subsidiary, an underlying fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an underlying fund and the Subsidiary, respectively, are organized, could result in the inability of an underlying fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an underlying fund and its shareholders.
TBA Transactions Risk. TBA transactions involve the risk of loss if the securities received are less favorable than what was anticipated by an underlying fund when entering into the TBA transaction, or if the counterparty fails to deliver the securities. When an underlying fund enters into a short sale of a TBA mortgage it does not own, an underlying fund may have to purchase deliverable mortgages to settle the short sale at a higher price than anticipated, thereby causing a loss. As there is no limit on how much the price of mortgage securities can increase, an underlying fund’s exposure is unlimited. An underlying fund may not always be able to purchase mortgage securities to close out the short position at a particular time or at an acceptable price. In addition, taking short positions results in a form of leverage, which could increase the volatility of an underlying fund’s share price.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. A value investing style subjects an underlying fund to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, which could result in a loss.
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
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When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions subject an underlying fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because an underlying fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date, which increases an underlying fund’s overall investment exposure and, as a result, its volatility.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, an underlying fund’s expenses could absorb all or a portion of an underlying fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance and by showing changes in the Fund's performance from year to year. Past performance (before and after taxes) is not necessarily an indication of its future performance.
When performance information is available, such information will be posted on the Fund’s Web site at www.invesco.com/us.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Managers	Title	Length of Service on the Fund
Duy Nguyen	Portfolio Manager	2017

Jacob Borbidge	Portfolio Manager	2017

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.
There are no minimum investments for Class R shares for fund accounts. The minimum investments for Class A, C and Y shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

All Funds
Objective(s) and Strategies
Each Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the “Underlying Funds”), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco PowerShares Capital Management LLC (PowerShares Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and PowerShares Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. Each Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and each Fund’s allocation will evolve over time with the exception of the Invesco Peak Retirement™ Now Fund (Retirement Now Fund). The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; alternatives, and cash. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternative Underlying Funds include those that provide
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exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
Each Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date or designation stated in its name. The Retirement Now Fund is designed for investors who are currently retired and/or withdrawing funds, or plan in the near future to retire and/or withdraw funds, as indicated by the “Retirement Now” designation in its name. Each Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, each Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date. Because the Retirement Now Fund is in its most conservative phase and is designed for investors who have already reached their target retirement date, its strategic allocation generally does not become more conservative over time but rather remains static.
Each Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that each Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.
The Adviser will continue to manage each Fund for approximately 5 years after each Fund reaches its target retirement date and each Fund other than the Retirement Now Fund will not reach its lowest strategic target allocation to equities until 5 years past its target retirement date. Approximately 5 years after each Fund except the Retirement Now Fund reaches its target retirement date, each Fund may be combined with the Retirement Now Fund with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of each Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
The Adviser uses a three-step process to create each Fund’s portfolio including: (1) a strategic asset allocation by the Adviser among broad asset classes; (2) the actual selection by the Adviser of Underlying Funds to represent the broad asset classes and the determination by the Adviser of target weightings in these Underlying Funds; in the case where there are multiple funds in a broad asset class, the Adviser attempts to balance the amount of active risk contributed by each Underlying Fund in order to determine the allocation; and (3) the ongoing monitoring of each Fund’s asset class allocations, Underlying Funds and target weightings in the Underlying Funds.
Based on the portfolio managers’ research, each Fund’s strategic asset allocations are broadly diversified to gain exposure to areas of the market that the portfolio managers believe may perform well over a full market cycle, including periods of adverse economic environments such as recessions and inflationary growth. The portfolio managers gain exposure to the desired asset class by selecting what they believe to be the most representative Underlying Funds. The Adviser rebalances each Fund’s investments in the Underlying Funds periodically to keep them at their target weightings. The Adviser may change each Fund’s asset class allocations, the Underlying Funds or the target weightings in the Underlying Funds without shareholder approval. A list of the Underlying Funds and their target weightings is located in the Funds’ SAI.
An investment in the Funds is not guaranteed, and you may experience losses, including near to, at, or after the target date. There is no guarantee that the Funds will provide adequate income at or through your retirement.
In attempting to meet their investment objectives, certain Underlying Funds engage in active and frequent trading of portfolio securities.
In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.
Risks
The principal risks of investing in the Funds and the Underlying Funds are:
Active Trading Risk. Active trading of portfolio securities may result in high brokerage costs, which may lower an underlying fund’s actual return. Active trading also may increase the proportion of an underlying fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the underlying funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the underlying funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or underlying funds at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and underlying funds may therefore not produce the desired results and could cause the Fund to perform poorly or underperform the Fund’s benchmark and other available funds.
Authorized Participant Concentration Risk. Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). Such market makers have no obligation to submit creation or redemption orders; consequently, there is no assurance that market makers will establish or maintain an active trading market for the shares of an underlying ETF. In addition, to extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units an underlying ETF, the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including, credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade
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settlement periods may impair an underlying fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an underlying fund. As a result, an underlying fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause an underlying fund to lose income or principal on a particular investment, which in turn could affect the underlying fund’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.
Borrowing Risk. Borrowing money to buy securities exposes an underlying fund to leverage because an underlying fund seeks to achieve a return on a capital base larger than the assets that shareholders have contributed to an underlying fund. Borrowing will cause an underlying fund’s share price to be more volatile because leverage will exaggerate the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. An underlying fund may also be required to liquidate positions when it may not be advantageous to do so in order to repay borrowed money when due. In addition, an underlying fund will incur interest expenses and other fees on borrowed money. There can be no assurance that an underlying fund’s borrowing strategy will enhance and not reduce the underlying fund’s returns.
Cash/Cash Equivalents Risk. To the extent an underlying fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, an underlying fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than an underlying fund’s benchmark or other funds that remain fully invested.
Changing Fixed Income Market Conditions Risk. The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of an underlying fund’s investments and share price may decline. In addition, because of changing central bank policies, an underlying fund may experience higher than normal shareholder redemptions which could potentially increase portfolio turnover and an underlying fund’s transaction costs and potentially lower an underlying fund’s performance returns.
Collateralized Loan Obligations Risk. CLOs are subject to the risks of substantial losses due to actual defaults by underlying borrowers, which will be greater during periods of economic or financial stress. CLOs may also lose value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs will be greater if an underlying fund invests in CLOs that hold loans of uncreditworthy borrowers or if an underlying fund holds subordinate tranches of the CLO that absorbs losses from the defaults before senior tranches. In addition, CLOs carry risks including interest rate risk and credit risk.
Commodities Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of an underlying fund from certain commodity-linked derivatives was treated as non-qualifying income, an underlying fund that invests in commodity-linked derivatives to a significant degree might fail to qualify as a regulated investment company and be subject to federal income tax at the fund level. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity-linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives constitutes qualifying income. However, in September 2016 the Internal Revenue Service announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a regulated investment company that require a determination of whether a financial instrument or position is a security under section 2(a)(36) of the 1940 Act . (A financial instrument or position that constitutes a security under section 2(a)(36) of the 1940 Act generates qualifying income for a corporation taxed as a regulated investment company). This caused the IRS to revoke the portion of any rulings that required such a determination, some of which have been revoked prospectively as of a date agreed upon with the Internal Revenue Service. Accordingly, an underlying fund may invest in certain commodity-linked notes: (a) directly only to the extent that it obtains an opinion of counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act or (b) indirectly through the Subsidiary. Additionally, in September 2016, the Internal Revenue Service issued proposed regulations that would require the Subsidiary to distribute its “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) each year in order for the underlying fund to treat that income as qualifying income. Should the Internal Revenue Service issue further guidance, or Congress enact legislation, that adversely affects the tax treatment of an underlying fund’s use of commodity-linked notes or a wholly-owned subsidiary (which guidance might be applied to the underlying fund retroactively), it could limit the underlying fund’s ability to pursue its investment strategy and the underlying fund might not qualify as a regulated investment company for one or more years. In this event, the underlying fund’s Board of Trustees may authorize a significant change in investment strategy or other action. In lieu of potential disqualification, the underlying fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The underlying fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the underlying fund’s SAI.
Commodity-Linked Notes Risk. In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities.
An underlying fund might not receive all or a portion of the interest due on its investment or a return of its principal if there is a loss of value of the commodity, commodity index or other economic variable to which the interest is linked. A liquid secondary market may not exist for certain commodity-linked notes, which may make it difficult for an underlying fund to sell them at an acceptable time or price or to accurately value them. Commodity-linked notes are also subject to counterparty risk, which is the risk that the issuer of the commodity-linked note will default or become bankrupt and not make timely payment of principal and interest. The value of the commodity-linked notes an underlying fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked
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notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, the value of a three-times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and an underlying fund to the extent it invests in such notes.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events. These convertible securities are subject to an increased risk of loss and are generally subordinate in rank to other debt obligations of the issuer. Convertible securities may be rated below investment grade, which may be known as or sometimes referred to as junk bonds.
Correlation Risk. Changes in the value of the asset classes in which an underlying fund invests or specific investments within those asset classes may not track or offset each other in the manner anticipated by an underlying fund’s adviser. Because an underlying fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and investments, to the extent either the three asset classes or the selected countries and investments become correlated in a way not anticipated by an underlying fund’s adviser, an underlying fund’s risk allocation process may not produce the intended result of balancing risk and could instead result in magnified risks and loss.
Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and, in some cases, foreign currency risk. In the case of a credit linked note that is “funded,” the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security. Credit linked notes may be less liquid than other investments and therefore harder to dispose of at the desired time and price. In addition, credit linked notes may be leveraged and, as a result, small changes in the value of the underlying reference obligation may produce disproportionate losses to an underlying fund.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or an underlying fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, an underlying fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Defaulted Securities Risk. Defaulted securities pose a greater risk that principal will not be repaid than non-defaulted securities. An underlying fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale. Investments in defaulted securities and obligations of distressed issuers are considered speculative and the prices of these securities may be more volatile than non-defaulted securities.
Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities. An underlying fund may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for an underlying fund than most other mutual funds because an underlying fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
■	Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting
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financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
■	Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of an underlying fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets fall, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
■	Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that an underlying fund’s adviser would otherwise have attempted to avoid.
■	Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate.
■	Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of an underlying fund as a regulated investment company.
Dividend Paying Security Risk. As a group, securities that pay high dividends can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an underlying fund’s underlying index and the capital resources available for such companies’ dividend payments may affect an underlying fund. In addition, the value of dividend-paying common stocks can decline when interest rates rise, as fixed-income investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
Dollar Roll Transactions Risk. Dollar roll transactions occur in connection with TBA transactions and involve the risk that the market value of the securities an underlying fund is required to purchase may decline below the agreed upon repurchase price of those securities. When an underlying fund uses a dollar roll transaction, it is also subject to the risk that the other party to the agreement will not be able to perform. If the broker/dealer to whom an underlying fund sells securities becomes insolvent, an underlying fund’s right to purchase or repurchase securities may be restricted. Dollar roll transactions add a form of leverage to an underlying fund’s portfolio because an underlying fund makes a commitment to purchase a security at a future date for an agreed upon price. Leverage may make the Fund’s returns more volatile and increase the risk of loss. In addition, dollar roll transactions may increase an underlying fund’s portfolio turnover rate because they generally are rolled over every month. Increased portfolio turnover may result in increased brokerage costs which may lower an underlying fund’s actual return.
Emerging Markets Securities Risk. Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.
Exchange-Traded Fund Industry Concentration Risk. In following its methodology, an underlying exchange-traded fund’s underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or sector. To the extent that an underlying fund’s underlying index concentrates in the securities of issuers in a particular industry or sector, an underlying fund will also concentrate its investments to approximately the same extent. By concentrating its
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investments in an industry or sector, an underlying fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which an underlying fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively-managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively-managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged. Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund or an underlying fund incurring obligations beyond its investments, but nonetheless permits the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Exchange-Traded Notes Risk. Exchange-traded notes are subject to the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. Exchange-traded notes are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to an underlying fund. When an underlying fund invests in exchange-traded notes it will bear its proportionate share of any fees and expenses borne by the exchange-traded note. For certain exchange-traded notes, there may be restrictions on an underlying fund’s right to redeem its investment in an exchange-traded note, which is meant to be held until maturity.
Foreign Currency Tax Risk. As a regulated investment company, an underlying fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. An underlying fund treats foreign currency gains as qualifying income. You should be aware, however, that the U.S. Treasury Department has statutory authority to issue regulations excluding from the definition of qualifying income foreign currency gains not directly related to an underlying fund’s business of investing in securities (e.g., for purposes other than hedging an underlying fund’s exposure to foreign currencies). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, may result in an underlying fund being unable to qualify as a regulated investment company for one or more years. In this event, an underlying fund’s board of trustees may authorize a significant change in investment strategy or other action. Additionally, the Internal Revenue Service has not issued any guidance on how to apply the asset diversification test to foreign currency positions. Any determination by the Internal Revenue Service as to how to do so might differ from that of an underlying fund and may result in an underlying fund paying additional tax or an underlying fund’s failure to qualify as a regulated investment company. In lieu of potential disqualification, an underlying fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The lack of guidance provided by the Internal Revenue Service may be taken into account in determining whether any such failure is due to reasonable cause and not willful neglect. For more information, please see the “Dividends, Distributions and Tax Matters” section in an underlying fund’s SAI.
Foreign Government Debt Risk. Investments in foreign government debt securities (sometimes referred to as sovereign debt securities) involve certain risks in addition to those relating to foreign securities or debt securities generally. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and an underlying fund may have limited recourse in the event of a default against the defaulting government. A foreign government debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt burden, the foreign government debtor’s policy toward its principal international lenders and local political constraints. Certain issuers of foreign government debt may be dependent on disbursements from foreign governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Without the approval of debt holders, some governmental debtors have in the past been able to reschedule or restructure their debt payments or declare moratoria on payments.
Foreign Securities Risk. The value of an underlying fund's foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for an underlying fund’s adviser to evaluate those companies. The laws of certain countries may put limits on an underlying fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful.
Fund of Funds Risk. The Fund’s performance depends on that of the underlying funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the underlying funds. The Fund will indirectly pay a proportional share of the
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fees and expenses of the underlying funds in which it invests. There is a risk that the Fund will vary from its target weightings (if any) in the underlying funds due to factors such as market fluctuations. There can be no assurance that the underlying funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. Underlying funds that are not affiliated with the Fund may change their portfolio managers, investment objectives, investment strategies, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Geographic Focus Risk. An underlying fund may from time to time invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If an underlying fund focuses its investments in this manner, adverse economic, political or social conditions in those countries may have a significant negative impact on an underlying fund’s investment performance. This risk is heightened if an underlying fund focuses its investments in emerging market countries or developed countries prone to periods of instability.
Growth Investing Risk. An underlying fund employs a growth investing strategy. Growth stocks can perform differently from the market as a whole as growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the issuing company’s earnings or investors’ expectations of such earnings and can be more volatile.
High Yield Debt Securities (Junk Bond) Risk. An underlying fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject an underlying fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.
Hybrid Securities Risk. Although generally considered an equity security within an issuer’s capital structure, a hybrid security may exhibit characteristics akin to a debt security, convertible security, or other evidence of indebtedness on which the value of the interest, or principal of which, is determined by reference to changes in the value of a reference instrument or financial strength of a reference entity (e.g., a security or other financial instrument, asset, currency or interest rate). Hybrid securities are functionally equivalent to preferred stock and are issued and trade in a manner similar to traditional perpetual preferred stock. Such hybrid securities generally have a lower par amount, may allow the issuer to defer interest or dividend payments and are equal to preferred shares or the lowest level of subordinated debt in terms of claims to an issuer’s assets in the event of liquidation. Also, the price of a hybrid security and any applicable reference instrument may not move in the same direction or at the same time.
An investment in a hybrid security may entail significant risks not associated with a similar investment in a traditional equity security or preferred stock. The risks of a particular hybrid security will depend upon the terms of the instrument, but may include the possibility of significant changes in the value of any applicable reference instrument. Such risks may depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid security. Hybrid securities potentially are more volatile and carry greater market and liquidity risks than traditional equity securities. Holders of hybrid preferred securities have limited voting rights to control the activities of the issuer. The purchase of hybrid preferred securities also may expose an underlying fund to the credit risk of their issuer, and, depending on the level of an underlying fund’s investment in such hybrid securities, these risks may cause significant fluctuations in an underlying fund’s NAV. Hybrid securities also may carry liquidity risk, since the instruments are often “customized” to meet the needs of an issuer or a particular investor, and therefore the number of investors that are willing and able to buy such instruments in the secondary market may be small.
Indexing Risk. An underlying fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the underlying fund’s portfolio. Ordinarily, the underlying fund’s adviser will not sell the underlying fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the underlying fund’s underlying index, or as may be necessary to raise cash to pay underlying fund shareholders who sell underlying fund shares. As such, the underlying fund will be negatively affected by declines in the securities represented by its underlying index.
There is no guarantee, however, that the underlying fund’s adviser will be able to correlate the underlying fund’s performance with that of its underlying index because the adviser’s ability to correlate the underlying fund’s performance, before expenses, may be affected by many factors, including, but not limited to, the manner in which the underlying index is calculated; the differences between the securities held in the underlying fund’s portfolio and those included in its underlying index; transaction costs; pricing differences; fees and expenses incurred by the underlying fund, but are not incurred by its underlying index; and the underlying fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions. The underlying fund’s adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the adviser will determine what additional investment changes may need to be made.
Inflation-Indexed Securities Risk. Inflation-indexed securities typically provide principal and interest payments that are adjusted over time to reflect a rise (inflation) or a drop (deflation) in the general price level for goods and services. The values of inflation-indexed securities generally fluctuate in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Conversely, if inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. An underlying fund's or the Fund’s income from its investments in inflation-indexed securities is likely to fluctuate considerably more than the income distributions of its investments in more traditional fixed income securities.
Inflation-Indexed Securities Tax Risk. Any increase in the principal amount of an inflation-indexed security may be included for tax purposes in an underlying fund's or the Fund’s gross income, even though no cash attributable to such gross income has been received by the underlying fund or the Fund. In such event, the underlying fund or the Fund may be required to make annual distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, the underlying fund or the Fund may be required to raise cash by selling portfolio investments. The sale of such investments could result in capital gains to the underlying fund or the Fund and additional capital gain distributions to the Fund. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by an underlying fund or the Fund may cause amounts previously distributed to the Fund in the taxable year as income to be characterized as a return of capital, which could increase or decrease the Fund's ordinary income distributions to you, and may cause some of the Fund's distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to shareholders. The cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Investing in the European Union Risk. Investments in certain countries in the European Union are susceptible to high economic risks associated with
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high levels of debt, such as investments in sovereign debt of Greece, Italy and Spain. Separately, the European Union faces issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of a new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by tight fiscal and monetary controls that the union may seek to impose on its members.
Continuing uncertainty as to the status of the Euro and the European Union and the potential for certain countries to withdraw from the union has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the value of an underlying fund’s investments. In June 2016, the UK approved a referendum to leave the European Union (known as “Brexit”). Although its long-term effects remain uncertain, Brexit’s impact on the UK and European economies and the broader global economy could be significant and result in increased volatility, illiquidity and potentially lower economic growth in markets in the UK, Europe and globally, which may adversely affect the value of an underlying fund’s investments. Brexit also may spark additional member states to contemplate departing the European Union, furthering economic and political instability in the region.
Investment Companies Risk. When an underlying fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, which could result in the duplication of certain fees, including management and administrative fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds.
Liquidity Risk. An underlying fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. An investment may be illiquid due to a lack of trading volume in the investment or if the investment is privately placed and not traded in any public market or is otherwise restricted from trading. Certain restricted securities require special registration and pose valuation difficulties. Liquid securities can become illiquid during periods of market stress. If a significant amount of the an underlying fund’s securities become illiquid, an underlying fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Management Risk. An underlying fund is actively managed and depends heavily on an underlying fund's adviser's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for an underlying fund's portfolio. An underlying fund could experience losses if these judgments prove to be incorrect. Because an underlying fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. There can be no guarantee that an underlying fund's adviser's investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the investment manager in connection with managing an underlying fund, which may also adversely affect the ability of an underlying fund to achieve its investment objective.
Market Risk. The market values of an underlying fund’s investments, and therefore the value of an underlying fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of an underlying fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally. The value of an underlying fund’s investments may also go up or down due to factors that affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. Individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an underlying fund will rise in value.
Market Trading Risk. An underlying exchange-traded fund faces numerous market trading risks, including the potential lack of an active market for its shares, losses from trading in secondary markets, and disruption in the creation/redemption process of an underlying fund (such as from an underlying fund’s failure to meet the requirements for continued listing on an exchange). Shares of an underlying fund may trade in the secondary market at times when an underlying fund does not accept orders to purchase its shares. Shares of an underlying fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling. Any of these factors may lead to an underlying fund’s shares trading at a premium or discount to an underlying fund’s NAV.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. This classification would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result could result in a reduction of the value of an underlying fund’s investment, and consequently the Fund’s investment in an underlying fund and lower income.
MLP Risk. An underlying fund invests in securities of MLPs, which are subject to the following risks:
■	Limited Partner Risk. An MLP is a public limited partnership or a limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
■	Equity Securities Risk. Investment in MLPs involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and cash flow risks. MLP common units can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance
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of a particular issuer. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. In the event of liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. Subordinated units generally do not provide arrearage rights.
■	Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid or trade less frequently than conventional publicly traded securities, and therefore more difficult to trade at desirable times and/or prices. Where certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times and it may be more difficult for an underlying fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the sub-adviser believes it is desirable to do so. This may affect adversely an underlying fund’s ability to make dividend distributions.
■	Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments and, accordingly, during periods of interest rate volatility these investments may not provide attractive returns.
■	General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if an underlying fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause an underlying fund to lose its status as a regulated investment company under Subchapter M of the Code.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an underlying fund may reinvest these early payments at lower interest rates, thereby reducing an underlying fund's income. Mortgage- and asset-backed securities also are subject to extension risk.
An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and an underlying fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an underlying fund. An underlying fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an underlying fund’s ability to sell the security. Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Non-Correlation Risk. An underlying ETF’s returns may not match the return of its underlying index (that is, it may experience tracking error) for a number of reasons. For example, certain ETFs incur operating expenses not applicable to their underlying indices and also incur costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of its underlying index. If an underlying ETF has recently commenced operations or otherwise has a relatively small amount of assets, such transaction costs could have a proportionally greater impact on the underlying ETF. Additionally, if an underlying ETF used a sampling approach, it may result in returns that are not as well-correlated with the returns of its underlying index as would be the case if the ETF purchased all of the components of its underlying index in the proportions represented in the underlying index.
The performance of each underlying ETF and its underlying index may vary due to asset valuation differences and differences between the underlying ETF’s portfolio and its underlying index resulting from legal restrictions, cost or liquidity constraints. Additionally, an underlying ETF that issues or redeems creation units principally for cash will incur higher costs in buying or selling securities than if it issued and redeemed creation units principally in-kind. An underlying ETF may fair value certain of the securities it holds. To the extent an underlying ETF calculates its NAV based on fair value prices, the underlying ETF’s ability to track its underlying index may be adversely affected. Since an underlying index is not subject to the tax diversification requirements to which an underlying ETF must adhere, an underlying ETF may be required to deviate its investments from the securities contained in, and relative weightings of, its underlying index. Certain underlying ETFs may not invest in certain securities included in their
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underlying index due to liquidity constraints. Liquidity constraints also may delay an underlying ETF’s purchase or sale of securities included in its underlying index. For tax efficiency purposes, an underlying ETF may sell certain securities to realize losses, causing it to deviate from its respective underlying index.
The adviser for an underlying ETF may not fully invest the assets of an underlying ETF at all times, either as a result of cash flows into the underlying ETF or the need to reserve cash the underlying ETF holds to meet redemptions and expenses, or because of low assets (particularly when the underlying ETF is new and has operated for only a short period).
Non-Diversification Risk. An underlying fund is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of an underlying fund’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of an underlying fund more than would occur in a diversified fund.
Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, subjecting them to a greater risk of non-payment than these more senior securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.
REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to an underlying fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid than larger companies. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors.
Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, an underlying fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.
Risk of Subordinated Debt. Perpetual subordinated debt is a type of hybrid instrument that has no maturity date for the return of principal and does not need to be redeemed by the issuer. These investments typically have lower credit ratings and lower priority than other obligations of an issuer during bankruptcy, presenting a greater risk for nonpayment. This risk increases as the priority of the obligation becomes lower. Payments on these securities may be subordinated to all existing and future liabilities and obligations of subsidiaries and associated companies of an issuer. Claims of creditors of such subsidiaries and associated companies will have priority over the issuer and an underlying fund to the assets of those subsidiaries and associated companies. Additionally, some perpetual subordinated debt does not restrict the ability of an issuer’s subsidiaries to incur further unsecured indebtedness.
Sampling Risk. An underlying fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in its underlying index and in the underlying fund holding securities not included in its underlying index. As a result, an adverse development respecting an issuer of securities held by the underlying fund could result in a greater decline in the underlying fund’s NAV than would be the case if all of the securities in its underlying index were held. An underlying fund’s use of a representative sampling approach may also include the risk that it may not track the return of its underlying index as well as it would have if the underlying fund held all of the securities in its underlying index.
Sector Focus Risk. An underlying fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries. In this event, an underlying fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an underlying fund will lose significant value if conditions adversely affect that sector or group of industries.
Short Position Risk. An underlying fund will incur a loss on a short position if the price of the asset sold short increases from the short sale price. Because an underlying fund’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited. Short sales are speculative transactions and involve greater reliance on the investment adviser’s ability to accurately anticipate the future value of an asset or markets in general. Any gain on a short position is decreased, and any loss is increased, by the amount of any payment, dividend, interest or other transaction costs that an underlying fund may be required to pay with respect to the asset sold short. The counterparty to a short position or market factors, such as a sharp increase in prices, may prevent an underlying fund from closing out a short position at a desirable time or price and may reduce or eliminate any gain or result in a loss. In a rising market, an underlying fund’s short positions will cause the underlying fund to underperform the overall market and its peers that do not engage in shorting. If an underlying fund holds both long and short positions, both positions may decline simultaneously, in which case the short positions will not provide any buffer (hedge) from declines in value of the underlying fund’s long positions. Certain types of short positions involve leverage, which may exaggerate any losses, potentially more than the actual cost of the investment, and will increase the volatility of an underlying fund’s returns.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Subsidiary Risk. By investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands, an underlying fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by an underlying fund and are subject to the same risks that apply to similar investments if held directly by an underlying fund. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, except as otherwise noted in the underlying fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of an underlying fund and/or the subsidiary to operate as described in an underlying fund’s prospectus and SAI and could adversely affect an underlying fund. For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the subsidiary must pay Cayman Islands taxes, underlying fund shareholders would likely suffer decreased investment returns.
TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by an underlying fund when entering into the TBA transaction. TBA transactions also involve the risk that the counterparty will fail to deliver the securities, exposing an underlying fund to further losses. Whether or not an underlying
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fund takes delivery of the securities at the termination date of a TBA transaction, an underlying fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement. If an underlying fund sells short TBA mortgages that it does not own and the mortgages increase in value, an underlying fund may be required to pay a higher price than anticipated to purchase the deliverable mortgages to settle the short sale and thereby incur a loss. A short position in TBA mortgages poses more risk than holding the same TBA mortgages long. It is possible that the market value of the mortgage securities an underlying fund holds in long positions will decline at the same time that the market value of the mortgage securities an underlying fund has sold short increases, thereby magnifying any losses. The more an underlying fund pays to purchase the mortgage securities sold short, the more it will lose on the transaction, which adversely affects its share price. The loss on a long position is limited to what an underlying fund originally paid for the TBA mortgage, together with any transaction costs. In short transactions, there is no limit on how much the price of a security can increase, thus an underlying fund’s exposure is theoretically unlimited. An underlying fund normally closes a short sale of TBA mortgages that it does not own by purchasing mortgage securities on the open market and delivering them to the broker. An underlying fund may not always be able to complete or “close out” the short position by purchasing mortgage securities at a particular time or at an acceptable price. An underlying fund incurs a loss if an underlying fund is required to buy the deliverable mortgage securities at a time when they have appreciated in value from the date of the short sale. An underlying fund will incur increased transaction costs associated with selling TBA mortgages short. In addition, taking short positions results in a form of leverage. As a result, changes in the value of an underlying fund’s investments will have a larger effect on its share price than if it did not engage in these transactions.
U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect an underlying fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Value Investing Style Risk. An underlying fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of these instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
Volatility Management Risk. Volatility management risk is a risk that the Adviser’s strategy for managing portfolio volatility may not produce the desired result or that the Adviser is unable to trade certain derivatives effectively or in a timely manner. There can be no guarantee that an underlying fund will stay below a target volatility level (the threshold volatility level). Additionally, maintenance of the threshold volatility level will not ensure that an underlying fund will deliver competitive returns. The use of derivatives in connection with an underlying fund’s managed volatility strategy may expose an underlying fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Efforts to manage an underlying fund’s volatility could limit an underlying fund’s gains in rising markets and may expose an underlying fund to costs to which it would otherwise not have been exposed. An underlying fund’s managed volatility strategy may result in an underlying fund underperforming the general securities market during periods of positive market performance. The gains and losses of an underlying fund’s futures positions may not correlate with an underlying fund’s direct investments in equity securities; as a result, these futures contracts may decline in value at the same time as an underlying fund’s direct investments in equity securities decline in value. The Adviser uses a combination of proprietary and third-party systems to help it estimate an underlying fund’s expected volatility. Based on those estimates, the Adviser may adjust an underlying fund’s exposure to certain markets by selling exchange-traded futures contracts in an attempt to manage an underlying fund’s expected volatility. The proprietary and third-party risk models used by the Adviser may perform differently than expected and may negatively affect performance and the ability of an underlying fund to maintain its volatility at or below its threshold volatility level for various reasons, including errors in using or building the models, technical issues implementing the models and various non-quantitative factors (such as, market or trading system dysfunctions, and investor fear or over-reaction).
Volatility Risk. Although an underlying fund’s investment strategy seeks to not exceed a target volatility level (the threshold volatility level), certain of an underlying fund’s investments may appreciate or decrease significantly in value over short periods of time. This may cause an underlying fund’s net asset value per share to experience significant increases or declines in value over short periods of time.
When-Issued, Delayed Delivery and Forward Commitment Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, an underlying fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in an underlying fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on an underlying fund because an underlying fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase an underlying fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities an underlying fund has committed to purchase prior to the time delivery of the securities is made, although an underlying fund may earn income on securities it has set aside to cover these positions.
Yield Risk. An underlying fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low, an underlying fund’s expenses could absorb all or a portion of an underlying fund’s income and yield. Additionally, inflation may outpace and diminish investment returns over time.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
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Additional Information About the Underlying Funds
The following is a list of the Underlying Funds that may be used by the Funds and a description of the Underlying Funds’ investment objectives. Please refer to each Underlying Fund’s prospectus and SAI for further information about that fund. Each Fund may use a combination of one or more of the following Underlying Funds, and the Adviser may add, remove or substitute funds from each Fund’s allocation, including adding a new Underlying Fund with an investment objective similar to a fund listed below, without notice to, or approval by, shareholders.
U.S. Equity
Invesco U.S. Managed Volatility Equity Fund – This fund’s investment objective is to provide capital appreciation while seeking to manage portfolio volatility.
iShares Core S&P 500 ETF -- This fund’s investment objective is to seek to track the investment results of an index composed of large-capitalization U.S. equities.
iShares Core S&P Mid-Cap ETF -- This fund’s investment objective is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.
PowerShares Russell Top 200 Pure Growth Portfolio – This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Russell Top 200® Pure Growth Index.
PowerShares Russell Top 200 Pure Value Portfolio – This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the Russell Top 200® Pure Value Index.
Invesco Equally Weighted S&P 500 Fund -- This fund’s investment objective is total return through growth of capital and current income.
Invesco Comstock Fund -- This fund’s investment objective is total return through growth of capital and current income.
Invesco Diversified Dividend -- This fund’s investment objective is long-term growth of capital and, secondarily, current income.
Invesco Dividend Income Fund -- This fund’s investment objective is current income and long-term growth of capital.
Invesco Growth and Income Fund -- This fund’s investment objective is total return through growth of capital and current income.
PowerShares S&P MidCap Low Volatility Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P MidCap 400® Low Volatility Index.
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio -- This fund’s investment objective is to seek to track the investment results (before fees and expenses) of the FTSE RAFI™ US Mid Small 1500 Index.
PowerShares S&P SmallCap Low Volatility Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P SmallCap 600® Low Volatility Index.
Non-U.S. Equity
iShares Core MSCI EAFE ETF -- This fund’s investment objective is to seek to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.
Invesco International Growth Fund -- This fund’s investment objective is long-term growth of capital.
Invesco International Companies Fund -- The Fund’s investment objective is long-term growth of capital.
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI Developed ex- U.S. 1000 Index.
PowerShares S&P International Developed Low Volatility Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI International Developed Low Volatility IndexTM.
PowerShares FTSE RAFI Emerging Markets Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI Emerging Markets Index.
PowerShares S&P Emerging Markets Low Volatility Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P BMI Emerging Markets Low Volatility IndexTM.
Fixed income
iShares Core U.S. Aggregate Bond ETF -- This fund’s investment objective is to seek to track the investment results of an index composed of the total U.S. investment-grade bond market.
iShares Core Total USD Bond Market ETF -- This fund’s investment objective is to seek to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield.
Invesco Core Plus Bond Fund -- This fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco Corporate Bond Fund -- This fund’s primary investment objective is to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective.
PowerShares 1-30 Laddered Treasury Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index.
PowerShares Variable Rate Preferred Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index.
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index.
Invesco Short Term Bond Fund -- This fund’s investment objective is total return, comprised of current income and capital appreciation.
Invesco High Yield Fund -- This fund’s investment objective is total return through growth of capital and current income.
Invesco Floating Rate Fund -- This fund’s investment objective is total return, comprised of current income and capital appreciation.
PowerShares Emerging Markets Sovereign Debt -- This fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the DBIQ Emerging Market USD Liquid Balanced Index.
Invesco Quality Income Fund -- This fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
Invesco Short Duration Inflation Protected Fund -- This fund’s investment objective is to provide protection from the negative effects of unanticipated inflation.
Alternatives
Invesco Global Real Estate Income Fund -- This fund’s investment objective is current income and, secondarily, capital appreciation.
Invesco Multi-Asset Income Fund -- This fund’s investment objective is to provide current income.
Invesco Long/Short Equity Fund -- This fund’s investment objective is to seek long-term capital appreciation.
Invesco All Cap Market Neutral Fund -- This fund’s seeks to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.
91                                  Invesco Peak Retirement™ Funds

Invesco Global Targeted Returns Fund -- This fund’s investment objective is to seek a positive total return over the long term in all market environments.
Invesco Macro Allocation Strategy Fund -- This fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.
Cash
Invesco Liquid Assets Portfolio -- This fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Invesco Government & Agency Portfolio – This fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco serves as each Fund’s investment adviser. The Adviser manages the investment operations of each Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of each Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Sub-Advisers. Invesco has entered into one or more Sub-Advisory Agreements with certain affiliates to serve as sub-advisers to the Funds (the Sub-Advisers). Invesco may appoint the Sub-Advisers from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. The Sub-Advisers and the Sub-Advisory Agreements are described in the SAI.
Potential New Sub-Advisers (Exemptive Order Structure). The SEC has also granted exemptive relief that permits the Adviser, subject to certain conditions, to enter into new sub-advisory agreements with affiliated or unaffiliated sub-advisers on behalf of the Funds without shareholder approval. The exemptive relief also permits material amendments to existing sub-advisory agreements with affiliated or unaffiliated sub-advisers (including the Sub-Advisory Agreements with the Sub-Advisers) without shareholder approval. Under this structure, the Adviser has ultimate responsibility, subject to oversight of the Board, for overseeing such sub-advisers and recommending to the Board their hiring, termination, or replacement. The structure does not permit investment advisory fees, if any, paid by the Funds to be increased without shareholder approval, or change the Adviser's obligations under the investment advisory agreement, including the Adviser's responsibility to monitor and oversee sub-advisory services furnished to the Funds.
Exclusion of Adviser from Commodity Pool Operator Definition
With respect to the Funds, the Adviser has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, the Adviser is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC with respect to the Funds.
The terms of the CPO exclusion require the Funds, among other things, to adhere to certain limits on their investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Funds are permitted to invest in these instruments as further described in the Funds’
SAI. However, the Funds are not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser’s reliance on these exclusions, or the Funds, their investment strategies or this prospectus.
Adviser Compensation
The Adviser does not receive a management fee from the Funds.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of each Fund will be available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.
Portfolio Managers
The following individuals are jointly and primarily responsible for determining the asset class allocation, underlying fund selections and target weightings for each Fund:
■	Duy Nguyen, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2000.
■	Jacob Borbidge, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2004.
The portfolio managers are assisted by investment professionals from Invesco's Global Solutions Development & Implementation Team. Members of the team may change from time to time.
The underlying funds are managed by portfolio managers.
More information on the Funds' portfolio managers and the portfolio managers managing the affiliated underlying funds may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Funds' SAI provides additional information about the portfolio managers’ investments in the Funds, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Funds are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Purchases of Class C shares are subject to a contingent deferred sales charge (CDSC). For more information on CDSCs, see the “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” section of this prospectus.
Dividends and Distributions
Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.
Dividends
Each Fund, except for Invesco Peak Retirement™ Now Fund, generally declares and pays dividends from net investment income, if any, annually.
Invesco Peak Retirement™ Now Fund generally declares and pays dividends from net investment income, if any, monthly.
Capital Gains Distributions
Each Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of a Fund's normal investment activities and cash flows. During a time of economic volatility, a fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a
92                                  Invesco Peak Retirement™ Funds

fund may experience a current year loss, it may nonetheless distribute prior year capital gains.
93                                  Invesco Peak Retirement™ Funds

Financial Highlights
As of the most recently completed fiscal year, the Funds have not yet commenced operations; therefore, financial highlights are not available.
94                                  Invesco Peak Retirement™ Funds

Shareholder Account Information
In addition to the Fund(s), the Adviser serves as investment adviser to many other Invesco mutual funds that are offered to retail investors (Invesco Funds or Funds). The following information is about all of the Invesco Funds that offer retail share classes. The Funds also offer other share classes that have different fees and expenses, which are described in the prospectuses for the applicable share classes.
Some investments in the Funds are made through accounts that are maintained by intermediaries (and not in the name of an individual investor) and some investments are made indirectly through products that use the Funds as underlying investments, such as Retirement and Benefit Plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules that differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus. Please consult your financial adviser or other financial intermediary for details.
Unless otherwise provided, the following are certain defined terms used throughout this prospectus:
■	Employer Sponsored Retirement and Benefit Plans include (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; (iii) health savings accounts maintained pursuant to Section 223 of the Code; and (iv) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code.
■	Individual Retirement Accounts (IRAs) include Traditional and Roth IRAs.
■	Employer Sponsored IRAs include Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.
■	Retirement and Benefit Plans include Employer Sponsored Retirement and Benefit Plans, IRAs and Employer Sponsored IRAs.
Shareholder Account Information and additional information is available on the Internet at www.invesco.com/us. Go to the tab for “Accounts & Services,” then click on “Service Center,” or consult the Fund’s prospectus and SAI, which are available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class C	Class R	Class Y
■ Initial sales charge which may be waived or reduced[1]	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ CDSC on certain redemptions[1]	■ CDSC on redemptions within one year[3]	■ No CDSC	■ No CDSC
■ 12b-1 fee of up to 0.25%[2]	■ 12b-1 fee of up to 1.00%[4]	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee
	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
	■ Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans.	■ Intended for Employer Sponsored Retirement and Benefit Plans
■ Purchase maximums apply
1	Invesco Conservative Income Fund does not have initial sales charges or CDSCs on redemptions.
2	Class A2 shares of Invesco Limited Term Municipal Income Fund and Investor Class shares of Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio do not have a 12b-1 fee; Invesco Short Term Bond Fund Class A shares and Invesco Short Duration Inflation Protected Fund Class A2 shares have a 12b-1 fee of 0.15%; and Invesco Tax-Exempt Cash Fund and Invesco Conservative Income Fund Class A shares have a 12b-1 fee of 0.10%.
3	CDSC does not apply to redemption of Class C shares of Invesco Short Term Bond Fund unless you received Class C shares of Invesco Short Term Bond Fund through an exchange from Class C shares from another Invesco Fund that is still subject to a CDSC.
4	The 12b-1 fee for Class C shares of certain Funds is less than 1.00%. The “Fees and Expenses of the Fund—Annual Fund Operating Expenses” section of this prospectus reflects the actual 12b-1 fees paid by a Fund.
In addition to the share classes shown in the chart above, the following Funds offer the following additional share classes further described in this prospectus:
■	Investor Class shares: Invesco Diversified Dividend Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco European Growth Fund, Invesco Global Health Care Fund, Invesco Gold & Precious Metals Fund, Invesco High Yield Fund, Invesco International Core Equity Fund, Invesco Low Volatility Equity Yield Fund, Invesco Government Money Market Fund, Invesco Municipal Income Fund, Invesco Real Estate Fund, Invesco Small
Cap Growth Fund, Invesco Tax-Exempt Cash Fund, Invesco Technology Fund, Invesco U.S. Government Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
■	Class A2 shares: Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund;
■	Class AX shares: Invesco Balanced-Risk Retirement Funds and Invesco Government Money Market Fund;

A-1                                  The Invesco Funds
MCF—04/18

■	Class CX shares: Invesco Balanced-Risk Retirement Funds and Invesco Government Money Market Fund;
■	Class RX shares: Invesco Balanced-Risk Retirement Funds;
■	Class P shares: Invesco Summit Fund;
■	Class S shares: Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund; and
■	Invesco Cash Reserve Shares: Invesco Government Money Market Fund.
Share Class Eligibility
Class A, C and Invesco Cash Reserve Shares
Class A, C and Invesco Cash Reserve Shares are generally available to all retail investors, including individuals, trusts, corporations, business and charitable organizations and Retirement and Benefit Plans. Investors may only open an account to purchase Class C shares if they have appointed a financial intermediary. This restriction does not apply to Employer Sponsored Retirement and Benefit Plans. The share classes offer different fee structures that are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
For additional shareholder eligibility requirements with respect to Invesco Tax-Exempt Cash Fund, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Tax-Exempt Cash Fund and Invesco Premier Portfolio.”
Class A2 Shares
Class A2 shares, which are offered only on Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund, are closed to new investors. All references in this “Shareholder Account Information” section of this prospectus to Class A shares shall include Class A2 shares, unless otherwise noted.
Class AX, CX and RX Shares
Class AX, CX and RX shares are closed to new investors. Only investors who have continuously maintained an account in Class AX, CX or RX of a specific Fund may make additional purchases into Class AX, CX and RX, respectively, of such specific Fund. All references in this “Shareholder Account Information” section of this Prospectus to Class A, C or R shares of the Invesco Funds shall include Class AX (excluding Invesco Government Money Market Fund), CX, or RX shares, respectively, of the Invesco Funds, unless otherwise noted. All references in this “Shareholder Account Information” section of this Prospectus to Invesco Cash Reserve Shares of Invesco Government Money Market Fund shall include Class AX shares of Invesco Government Money Market Fund, unless otherwise noted.
Class P Shares
In addition to the other share classes discussed herein, the Invesco Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30 year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30 year extended investment option.
Class R Shares
Class R shares are intended for Employer Sponsored Retirement and Benefit Plans.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class Y Shares
Class Y shares are available to (i) investors who purchase through an account that is charged an asset-based fee or commission by a financial intermediary that Invesco or its affiliate has approved to sell Class Y shares, (ii) Employer Sponsored Retirement and Benefit Plans, endowments or foundations, (iii) banks or bank trust departments acting on their own behalf or as trustee or manager for trust accounts, or (iv) any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Only the following persons may purchase Investor Class shares:
■	Investors who established accounts prior to April 1, 2002, in Investor Class shares with Invesco Distributors, Inc. (Invesco Distributors) who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons) without a designated intermediary. These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of a financial intermediary that has had an agreement with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, that has continuously maintained such agreement. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
For additional shareholder eligibility requirements with respect to Invesco Premier Portfolio, please see “Shareholder Account Information – Purchasing Shares and Shareholder Eligibility – Invesco Tax-Exempt Cash Fund and Invesco Premier Portfolio.”
Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Distributors to compensate or reimburse, as applicable, Invesco Distributors for its efforts in connection with the sale and distribution of the Fund’s shares, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
A-2                                  The Invesco Funds

The following Funds and share classes do not have 12b-1 plans:
■	Invesco Limited Term Municipal Income Fund, Class A2 shares.
■	Invesco Government Money Market Fund, Investor Class shares.
■	Invesco Tax-Exempt Cash Fund, Investor Class shares.
■	Invesco Premier Portfolio, Investor Class shares.
■	Invesco Premier U.S. Government Money Portfolio, Investor Class shares.
■	Invesco Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan, the Funds may pay distribution and service fees up to the following annual rates with respect to each Fund’s average daily net assets with respect to such class:
■	Class A shares: 0.25%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Invesco Cash Reserve Shares: 0.15%
■	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
If you purchase $1,000,000 or more of Class A shares of Category I or II Funds or $500,000 or more of Class A shares of Category IV Funds (a Large Purchase) the initial sales charge set forth below will be waived; though your shares will be subject to a 1% CDSC if you don’t hold such shares for at least 18 months.
Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 50,000	5.50%	5.82%

$50,000 but less than	$ 100,000	4.50	4.71

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	4.25%	4.44%

$100,000 but less than	$ 250,000	3.50	3.63

$250,000 but less than	$ 500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$ 100,000	1.00%	1.01%

$100,000 but less than	$ 250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of Offering Price	As a % of Investment
Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

Class A Shares Sold Without an Initial Sales Charge
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
The following types of investors may purchase Class A shares without paying an initial sales charge:
■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Employer Sponsored Retirement and Benefit Plans maintained on retirement platforms or by the Funds’ transfer agent or its affiliates:
■	with assets of at least $1 million; or
■	with at least 100 employees eligible to participate in the plan; or
■	that execute plan level or multiple-plan level transactions through a single omnibus account per Fund.
■	Any investor who purchases his or her shares with the proceeds of an in kind rollover, transfer or distribution from a Retirement and Benefit Plan where the account being funded by such rollover is to be maintained by the same financial intermediary, trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
■	Investors who own Investor Class shares of a Fund, who purchase Class A shares of a different Fund through the same account in which the Investor Class Shares were first purchased.
■	Funds of funds or other pooled investment vehicles.
■	Insurance company separate accounts (except for Invesco Tax-Exempt Cash Fund).
■	Any current or retired trustee, director, officer or employee of any Invesco Fund or of Invesco Ltd. or any of its subsidiaries.
■	Any registered representative or employee of any financial intermediary who has an agreement with Invesco Distributors to sell shares of the Invesco Funds (this includes any members of his or her immediate family).
■	Any investor purchasing shares through a financial intermediary that has a written arrangement with the Funds’ distributor in which the Funds’ distributor has agreed to participate in a no transaction fee program in which the financial intermediary will make Class A shares available without the imposition of a sales charge.
In addition, investors may acquire Class A shares without paying an initial sales charge in connection with:
■	reinvesting dividends and distributions;
■	exchanging shares of one Fund that were previously assessed a sales charge for shares of another Fund;
■	purchasing shares in connection with the repayment of an Employer Sponsored Retirement and Benefit Plan loan administered by the Funds’ transfer agent; and
■	purchasing Class A shares with proceeds from the redemption of Class C, Class R or Class Y shares where the redemption and purchase are
A-3                                  The Invesco Funds

effectuated on the same business day due to the distribution of a Retirement and Benefit Plan maintained by the Funds’ transfer agent or one of its affiliates.
Invesco Distributors also permits certain other investors to invest in Class A shares without paying an initial charge as a result of the investor’s current or former relationship with the Invesco Funds. For additional information about such eligibility, please reference the Funds’ SAI.
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■	Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
■	Shares purchased by or through a 529 Plan;
■	Shares purchased through a Merrill Lynch affiliated investment advisory program;
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform;
■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable);
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family);
■	Shares converted from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date;
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members;
■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus; and
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	CDSC Waivers on A and C Shares available at Merrill Lynch
■	Death or disability of the shareholder;
■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus;
■	Return of excess contributions from an IRA Account;
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2;
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch;
■	Shares acquired through a right of reinstatement; and
■	Shares held in retirement brokerage accounts, that are converted to a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only).
■	Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
■	Breakpoints as described in this prospectus;
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets; and
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts with respect to Class A shares, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.
■	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
■	Automatic Exchange of Class C shares
■	Class C shares will automatically exchange to Class A shares in the month of the 10-year anniversary of the purchase date.
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
■	Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
■	Shares purchased through a Morgan Stanley self-directed brokerage account
■	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
A-4                                  The Invesco Funds

■	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
The Funds may terminate or amend the terms of these waivers or discounts at any time.
Qualifying for Reduced Sales Charges and Sales Charge Exceptions
The following types of accounts qualify for reduced sales charges or sales charge exceptions under ROAs and LOIs:
1.	an individual account owner;
2.	immediate family of the individual account owner (which includes the individual’s spouse or domestic partner; the individual’s children, step-children or grandchildren; the spouse or domestic partner of the individual’s children, step-children or grandchildren; the individual’s parents and step-parents; the parents or step-parents of the individual’s spouse or domestic partner; the individual’s grandparents; and the individual’s siblings);
3.	a Retirement and Benefit Plan so long as the plan is established exclusively for the benefit of an individual account owner; and
4.	a Coverdell Education Savings Account (Coverdell ESA), maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual account owner or have an individual account owner named as the beneficiary thereof).
Alternatively, an Employer Sponsored Retirement and Benefit Plan or Employer Sponsored IRA may be eligible to purchase shares pursuant to a ROA at the plan level, and receive a reduced applicable initial sales charge for a new purchase based on the total value of the current purchase and the value of other shares owned by the plan’s participants if:
a)	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Invesco Funds will not accept separate contributions submitted with respect to individual participants);
b)	each transmittal is accompanied by checks or wire transfers; and
c)	if the Invesco Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Distributors or its designee in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
Participant accounts in a retirement plan that are eligible to purchase shares pursuant to a ROA at the plan level may not also be considered eligible to do so for the benefit of an individual account owner.
In all instances, it is the purchaser’s responsibility to notify Invesco Distributors or its designee of any relationship or other facts qualifying the purchaser as eligible for reduced sales charges and/or sales charge exceptions and to provide all necessary documentation of such facts in order to qualify for reduced sales charges or sales charge exceptions. For additional information on linking accounts to qualify for ROA or LOI, please see the Funds’ SAI.
Purchases of Class A shares of Invesco Tax-Exempt Cash Fund or Invesco Cash Reserve Shares of Invesco Government Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to ROAs or LOIs.
Rights of Accumulation
Purchasers that qualify for ROA may combine new purchases of Class A shares of a Fund with shares of the Fund or other open-end Invesco Funds currently owned (Class A, C, IB, IC, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase will be based on the total of your current purchase and the value of other shares owned based on their current public offering price. The Funds’ transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a LOI, you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will generally be assessed the higher initial sales charge that would normally be applicable to the total amount actually invested.
Reinstatement Following Redemption
If you redeem any class of shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption (and may include that amount necessary to acquire a fractional Share to round off his or her purchase to the next full Share) in the same share class of any Fund within 180 days of the redemption without paying an initial sales charge. Class P, S, and Y redemptions may be reinvested into Class A shares without an initial sales charge.
This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
This reinstatement privilege shall be suspended for the period of time in which a purchase block is in place on a shareholder’s account. Please see “Purchase Blocking Policy” discussed below.
In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the Funds’ transfer agent that you wish to do so at the time of your reinvestment.
Contingent Deferred Sales Charges (CDSCs)
CDSCs on Class A Shares and Invesco Cash Reserve Shares of Invesco Government Money Market Fund
Any shares of a Large Purchase of Class A shares redeemed prior to 18 months after the date of purchase will be subject to a CDSC of 1%.
If Invesco Distributors pays a concession to a financial intermediary in connection with a Large Purchase of Class A shares by an Employer Sponsored Retirement and Benefit Plan or SIMPLE IRA Plan, the Class A shares will be subject to a 1% CDSC if all of the Employer Sponsored Retirement and Benefit Plan’s or SIMPLE IRA’s shares are redeemed within one year from the date of initial purchase.
If you acquire Invesco Cash Reserve Shares of Invesco Government Money Market Fund or Class A shares of Invesco Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class C Shares
Class C shares are subject to a CDSC. If you redeem your shares during the first year since your purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares – Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs
Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the Employer Sponsored Retirement and Benefit Plan’s or Employer Sponsored IRA’s shares are redeemed within one year from the date of initial purchase.
CDSCs on Class C Shares of Invesco Short Term Bond Fund
While Class C shares of Invesco Short Term Bond Fund are not subject to a CDSC, if you acquired shares of Invesco Short Term Bond Fund through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to
A-5                                  The Invesco Funds

that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of Invesco Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.
There are other circumstances under which you may be able to redeem shares without paying CDSCs. For additional information about such circumstances, please see the Appendix entitled “Purchase, Redemption and Pricing of Shares” in each Fund’s SAI.
Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.
The following share classes are sold without a CDSC:
■	Class C shares of Invesco Short Term Bond Fund.
■	Class A shares of Invesco Tax-Exempt Cash Fund.
■	Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund.
■	Invesco Cash Reserve Shares of Invesco Government Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of Invesco Summit Fund.
■	Class S shares of Invesco Charter Fund, Invesco Conservative Allocation Fund, Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Summit Fund.
■	Class Y shares of any Fund.
Purchasing Shares and Shareholder Eligibility
Invesco Premier U.S. Government Money Portfolio
For Invesco Premier U.S. Government Money Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Fund’s transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verifies and records your identifying information.
Invesco Premier Tax-Exempt Portfolio
For Invesco Premier Tax-Exempt Portfolio, you may purchase shares using one of the options below. Unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day. If the Fund closes early on a business day, the Fund’s transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Invesco Premier Portfolio and Invesco Tax-Exempt Cash Fund
Only accounts beneficially owned by natural persons will be permitted to retain their shares. The Funds have implemented policies and procedures reasonably designed to limit all beneficial owners of a Fund to natural persons, and investments in a Fund are limited to accounts beneficially owned by natural persons. Natural persons may invest in a Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).
Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. Such policies and procedures may include provisions for the financial intermediary to promptly report to a Fund or the transfer agent the identification of any shareholder of the Fund that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the Fund or the transfer agent, in such manner as it may reasonably request. A Fund may involuntarily redeem any such shareholder who does not voluntarily redeem their shares.
Natural persons may purchase shares using one of the options below. For all classes of Invesco Premier Portfolio, other than Investor Class shares, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged Liquidity Link data transmission however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. For Investor Class shares of Invesco Premier Portfolio and Invesco Tax-Exempt Cash Fund, unless the Fund closes early on a business day, the Fund’s transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the Funds’ transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the Funds close early on a business day, the Funds’ transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
A-6                                  The Invesco Funds

Minimum Investments
There are no minimum investments for Class P, R or S shares for fund accounts. The minimum investments for Class A, C, Y, Investor Class and Invesco Cash Reserve shares for fund accounts are as follows:
Type of Account	Initial Investment Per Fund	Additional Investments Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Distributors or its designee has the discretion to accept orders on behalf of clients for lesser amounts.
How to Purchase Shares
	Opening An Account	Adding To An Account
Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the Funds’ transfer agent,
Invesco Investment Services, Inc.
P.O. Box 219078,
Kansas City, MO 64121-9078.
	The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.	Mail your check and the remittance slip from your confirmation statement to the Funds’ transfer agent. The Funds’ transfer agent does NOT accept the following types of payments: Credit Card Checks, Temporary/Starter Checks, Third Party Checks, and Cash.
By Wire	Mail completed account application to the Funds’ transfer agent. Call the Funds’ transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the Funds’ transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 011001234 Beneficiary Account Number: 729639 Beneficiary Account Name: Invesco Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the Funds’ transfer agent. Once the Funds’ transfer agent has received the form, call the Funds’ transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.
By Internet	Open your account using one of the methods described above.	Access your account at www.invesco.com/us. The proper bank instructions must have been provided on your account. You may not purchase shares in Retirement and Benefit Plans on the internet.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Funds verify and record your identifying information.
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the Funds’ transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts (a Systematic Purchase Plan). You may stop the Systematic Purchase Plan at any time by giving the Funds’ transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Your financial intermediary may offer alternative dollar cost averaging programs with different requirements.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $25 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at the then applicable NAV and to reinvest all subsequent distributions in shares of the Fund. Such checks will be reinvested into the same share class of the Fund. You should contact the Funds’ transfer agent to change your distribution option, and your request to do so must be received by the Funds’ transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Redeeming Shares
For Funds other than Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, the Funds’ transfer agent or authorized intermediary, if applicable, must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
A-7                                  The Invesco Funds

Your broker or financial intermediary may charge service fees for handling redemption transactions.
How to Redeem Shares
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary.
By Mail	Send a written request to the Funds’ transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■  The dollar value or number of shares that you wish to redeem;
■  The name of the Fund(s) and your account number;
■ The cost basis method or specific shares you wish to redeem for tax reporting purposes, if different than the method already on record; and
■ Signature guarantees, if necessary (see below).
The Funds’ transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from a Retirement and Benefit Plan, you must complete the appropriate distribution form.
By Telephone	Call the Funds’ transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:
■  Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 15 days) or transferred electronically to a pre-authorized checking account;
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco IRA by telephone. Redemptions from Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Funds’ transfer agent’s 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invesco.com/us. You will be allowed to redeem by Internet if:
■  You can provide proper identification information;
■  Your redemption proceeds do not exceed $250,000 per Fund; and
■  You have already provided proper bank information.
Redemptions from Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
The Funds’ transfer agent typically expects to pay redemption proceeds to redeeming shareholders within one business day after a redemption request is received in good order, regardless of the method a Fund uses to make such payment. However, a Fund may take up to seven days to process a redemption request. “Good order” means that all necessary information and documentation related to the redemption request have been provided to the Funds’ transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Funds’ transfer agent may require additional documentation in order to redeem your shares. If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten calendar days before your redemption proceeds are sent. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the Funds’ transfer agent.
The Funds’ transfer agent uses reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and the Funds and the Funds’ transfer agent are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
A Fund typically expects to use holdings of cash and cash equivalents and sales of portfolio assets to meet redemption requests, both regularly and in stressed market conditions. The Funds also have the ability to redeem in kind as further described below under “Redemptions in Kind.” Invesco Floating Rate Fund has a revolving line of credit that may be used to meet redemptions in stressed market conditions.
Expedited Redemptions (for Invesco Cash Reserve Shares of Invesco Government Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, the Funds’ transfer agent will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If the Funds’ transfer agent receives your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, it will transmit payment on the next business day.
Suspension of Redemptions
The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable. With respect to Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, in the event that the Fund, at the end of a business day, has invested less than 10% of its total assets in weekly liquid assets or the Fund’s price per share as computed for the purpose of distribution, redemption and repurchase, rounded to the nearest 1%, has deviated from the stable price established by the Fund’s Board of Trustees (“Board”) or the Board, including a majority of trustees who are not interested persons as defined in the 1940 Act, determines that such a deviation is likely to occur, and the Board, including a majority of trustees who are not interested persons of the Fund, irrevocably has approved the liquidation of the Fund, the Fund’s Board has the authority to suspend redemptions of Fund shares.
Liquidity Fees and Redemption Gates
For Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, if the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (redemption gates). In addition, if any such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one net asset value per day, at the Fund’s last scheduled net asset value calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any financial intermediary on its behalf will not accept
A-8                                  The Invesco Funds

redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
Liquidity fees and redemption gates will generally be used to assist a Fund to help preserve its market–based NAV per share. It is possible that a liquidity fee will be returned to shareholders in the form of a distribution. The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject to future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial intermediaries are required to promptly take the steps requested by the Funds or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of separate, rather than combined, purchase and redemption orders from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s net asset value. Unless otherwise agreed to between a Fund and financial intermediary, the Fund will withhold liquidity fees on behalf of financial intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee. If a liquidity fee is imposed during the day, an intermediary who receives both purchase and redemption orders from a single account holder is not required to net the purchase and redemption orders. However, the intermediary is permitted to apply the liquidity fee to the net amount of redemptions (even if the purchase order was received prior to the time the liquidity fee was imposed).
Where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the transfer agent may, in the Fund’s discretion, be processed on an as-of basis, and any cost or loss to the Fund or transfer agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. The Funds’ transfer agent will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a Retirement and Benefit Plan. You can stop this plan at any time by giving ten days’ prior notice to the Funds’ transfer agent.
Check Writing
The Funds’ transfer agent provides check writing privileges for accounts in the following Funds and share classes:
■	Invesco Government Money Market Fund, Invesco Cash Reserve Shares, Class AX shares, Class Y shares and Investor Class shares
■	Invesco Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Invesco Premier Portfolio, Investor Class shares
■	Invesco Premier Tax-Exempt Portfolio, Investor Class shares
■	Invesco Premier U.S. Government Money Portfolio, Investor Class shares
You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have subscribed to the service by completing a Check Writing authorization form.
Check writing privileges are not available for Retirement and Benefit Plans. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account’s value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check.
A check writing redemption request which is verifiably submitted to a Fund’s agent before a liquidity fee or redemption gate is imposed will be considered a valid redemption and will be processed normally.
Signature Guarantees
The Funds’ transfer agent requires a signature guarantee in the following circumstances:
■	When your redemption proceeds exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 15 days.
The Funds’ transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the Funds’ transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). Redemptions in kind may result in transaction costs and/or market fluctuations associated with liquidating or holding the securities, respectively.
Redemptions Initiated by the Funds
If your account (Class A, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
If a Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
In order to separate retail investors (natural persons) and non-retail investors, the Invesco Tax-Exempt Cash Fund and Invesco Premier Portfolio reserve the right to redeem shares in any account that the Funds cannot confirm to their satisfaction are beneficially owned by natural persons. The
A-9                                  The Invesco Funds

Funds will provide advance written notice of their intent to make any such involuntary redemptions. The Funds reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Minimum Account Balance
A low balance fee of $12 per year may be deducted in the fourth quarter of each year from all accounts held in the Funds (each a Fund Account) with a value less than the low balance amount (the Low Balance Amount) as determined from time to time by the Funds and the Adviser. The Funds and the Adviser generally expect the Low Balance Amount to be $750, but such amount may be adjusted for any year depending on various factors, including market conditions. The Low Balance Amount and the date on which it will be deducted from any Fund Account will be posted on our Web site, www.invesco.com/us, on or about November 1 of each year. This fee will be payable to the Funds’ transfer agent by redeeming from a Fund Account sufficient shares owned by a shareholder and will be used by the Funds’ transfer agent to offset amounts that would otherwise be payable by the Funds to the Funds’ transfer agent under the Funds’ transfer agency agreement with the Funds’ transfer agent. The low balance fee does not apply to participant accounts in advisory programs or to Employer Sponsored Retirement and Benefit Plans.
Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Any gain on the transaction may be subject to federal income tax. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the SAI, you generally may exchange your shares for shares of the same class of another Fund. The following table shows generally permitted exchanges from one Fund to another Fund (exceptions listed below under “Exchanges Not Permitted”):
Exchange From	Exchange To
Invesco Cash Reserve Shares	Class A, C, R, Investor Class

Class A	Class A, Investor Class, Invesco Cash Reserve Shares

Class A2	Class A, Investor Class, Invesco Cash Reserve Shares

Class AX	Class A, AX, Investor Class, Invesco Cash Reserve Shares

Investor Class	Class A, Investor Class

Class P	Class A, Invesco Cash Reserve Shares

Class S	Class A, S, Invesco Cash Reserve Shares

Class C	Class C

Class CX	Class C, CX

Class R	Class R

Class RX	Class R, RX

Class Y	Class Y

Exchanges into Invesco Senior Loan Fund
Invesco Senior Loan Fund is a closed-end fund that continuously offers its shares pursuant to the terms and conditions of its prospectus. The Adviser is the investment adviser for the Invesco Senior Loan Fund. As with the Invesco Funds, you generally may exchange your shares of Class A (Invesco Cash Reserve Shares of Invesco Government Money Market Fund) or Class
C of any Invesco Fund for shares of Class A or Class C, respectively, of Invesco Senior Loan Fund. Please refer to the prospectus for the Invesco Senior Loan Fund for more information, including limitations on exchanges out of Invesco Senior Loan Fund.
Exchanges Not Permitted
The following exchanges are not permitted:
■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Class A2 shares of Invesco Short Duration Inflation Protected Fund and Invesco Limited Term Municipal Income Fund cannot be exchanged for Class A shares of those Funds.
■	Invesco Cash Reserve Shares cannot be exchanged for Class C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	All existing systematic exchanges and reallocations will cease and these options will no longer be available on all 403(b) prototype plans.
Exchange Conditions
Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested.
Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, the Funds’ transfer agent will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
In addition, as a result of differences in the forms of distribution plans among the Funds, certain exchanges of Class A shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the SAI for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
Share Class Conversions
Shares of one class of a Fund may be converted into shares of another class of the same Fund, provided that you are eligible to buy that share class. Investors who hold Fund shares through a financial intermediary that does not have an agreement to make certain share classes of the Funds available or that cannot systematically support the conversion may not be eligible to convert their shares. Furthermore, your financial intermediary may have discretion to effect a conversion on your behalf. Consult with your financial intermediary for details. Any CDSC associated with the converting shares will be assessed immediately prior to the conversion to the new share class. The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. See the applicable prospectus for share class information.
Fees and expenses differ between share classes. You should read the prospectus for the share class into which you are seeking to convert your shares prior to the conversion.
Share Class Conversions Not Permitted
The following share class conversions are not permitted:
■	Conversions into Class A from Class A2 of the same Fund.
■	Conversions into Class A2, Class AX, Class CX, Class P, Class RX or Class S of the same Fund.
A-10                                  The Invesco Funds

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:
■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan or Systematic Redemption Plan.
■	Modify or terminate any sales charge waivers or exceptions.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.
Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Boards of Trustees of the Funds (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the Adviser believes the change would be in the best interests of long-term shareholders.
Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
■	Trade activity monitoring.
■	Discretion to reject orders.
■	Purchase blocking.
■	The use of fair value pricing consistent with procedures approved by the Board.
Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
Money Market Funds. The Boards of Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio (the money market funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Boards of the money market funds considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market fund’s yield could be negatively impacted.
The Boards of the money market funds do not believe that it is appropriate to adopt any such policies and procedures for the money market funds for the following reasons:
■	The money market funds are offered to investors as cash management vehicles; therefore, investors should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market funds will be detrimental to the continuing operations of such Funds.
■	With respect to the money market funds maintaining a constant net asset value, the money market funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, the money market funds are not subject to price arbitrage opportunities.
■	With respect to the money market funds maintaining a constant net asset value, because such Funds seek to maintain a constant net asset value, investors are more likely to expect to receive the amount they originally invested in the Funds upon redemption than other mutual funds.
Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market fund. Invesco Affiliates will use reasonable efforts to apply the Funds’ policies uniformly given the practical limitations described above.
The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be limited or non-existent.
Discretion to Reject Orders
If a Fund or an Invesco Affiliate determines, in its sole discretion, that your short-term trading activity is excessive, the Fund may, in its sole discretion, reject any additional purchase and exchange orders. This discretion may be exercised with respect to purchase or exchange orders placed directly with the Funds’ transfer agent or through a financial intermediary.
Purchase Blocking Policy
The Funds (except those listed below) have adopted a policy under which any shareholder redeeming shares having a value of $5,000 or more from a Fund on any trading day will be precluded from investing in that Fund for 30 calendar days after the redemption transaction date. The policy applies to redemptions and purchases that are part of exchange transactions. Under the purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: purchases and redemptions of shares having a value of less than $5,000; systematic purchase, redemption and exchange account options; transfers of shares within the same Fund; non-discretionary rebalancing in fund-of-funds; asset allocation features; fee-based accounts; account maintenance fees; small balance account fees; plan-level omnibus Retirement and Benefit Plans; death and disability and hardship distributions; loan transactions; transfers of assets; Retirement and Benefit Plan rollovers; IRA conversions and re-characterizations; and mandatory distributions from Retirement and Benefit Plans.
The Funds reserve the right to modify any of the parameters (including those not listed above) of the purchase blocking policy at any time. Further, the purchase blocking policy may be waived with respect to specific shareholder accounts in those instances where the Adviser determines that its surveillance procedures are adequate to detect frequent trading in Fund shares.
A-11                                  The Invesco Funds

If an account is maintained by a financial intermediary whose systems are unable to apply Invesco’s purchase blocking policy, the Adviser will accept the establishment of an account only if the Adviser believes the policies and procedures are reasonably designed to enforce the frequent trading policies of the Funds. You should refer to disclosures provided by the financial intermediary with which you have an account to determine the specific trading restrictions that apply to you. If the Adviser identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. There is no guarantee that all instances of frequent trading in Fund shares will be prevented.
The purchase blocking policy does not apply to Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio.
Pricing of Shares
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds (except Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio) value portfolio securities for which market quotations are readily available at market value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. The Funds (except Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio) value securities and assets for which market quotations are unavailable at their “fair value,” which is described below. Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio value portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share. The Funds cannot guarantee their net asset value will always remain at $1.00 per share. Invesco Premier Tax-Exempt Portfolio values its portfolio securities for which market quotations are readily available at market value, and calculates its net asset values to four decimals (e.g., $1.0000). Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events that affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where the Adviser determines that the closing price of the security is stale or unreliable, the Adviser will value the security at its fair value.
Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. A fair value price is an estimated price that requires consideration of all appropriate factors, including indications of fair value available from pricing services. Fair value pricing involves judgment and a Fund that uses fair value methodologies may value securities higher or lower than another Fund using market quotations or its own fair value methodologies to price the same securities. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the Fund had not fair-valued the security or had used a different methodology.
The Board has delegated the daily determination of fair value prices to the Adviser’s valuation committee, which acts in accordance with Board approved policies. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of a Fund’s portfolio at the time that the NAV is calculated. An additional intended effect is to discourage those seeking to take advantage of arbitrage opportunities resulting from “stale” prices and to mitigate the dilutive impact of any such arbitrage. However, the application of fair value pricing cannot eliminate the possibility that arbitrage opportunities will exist.
Specific types of securities are valued as follows:
Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Adviser will value the security at fair value in good faith using procedures approved by the Board.
Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that the Adviser determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. The Adviser also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where the Adviser believes, at the approved degree of certainty, that the price is not reflective of current market value, the Adviser will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
Fixed Income Securities. Fixed income securities, such as government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Pricing services generally value fixed income securities assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Adviser’s valuation committee will fair value the security using procedures approved by the Board.
Short-term Securities. Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio
A-12                                  The Invesco Funds

value all their securities at amortized cost. Invesco Limited Term Municipal Income Fund values variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
Open-end Funds. If a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests, and the prospectuses for such open-end funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Each Fund, except for Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Invesco Government Money Market Fund, Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time on each business day. Invesco Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 3:00 p.m. Eastern Time on each business day. A business day for Invesco Tax-Exempt Cash Fund, Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio is any day that (1) both the Federal Reserve Bank of New York and a Fund’s custodian are open for business and (2) the primary trading markets for the Fund’s portfolio instruments are open and the Fund’s management believes there is an adequate market to meet purchase and redemption requests. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Invesco Government Money Market Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio or Invesco Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing. Invesco Tax-Exempt Cash Fund and Invesco Premier Portfolio are authorized to not open for trading on a day that is otherwise a business day if the NYSE recommends that government securities dealers not open for trading; any such day will not be considered a business day. Invesco Tax-Exempt Cash Fund and Invesco Premier Portfolio also may close early on a business day if the NYSE recommends that government securities dealers close early.
For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
The Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets Flexible Bond Fund, Invesco Macro Allocation Strategy Fund, Invesco Global Targeted Returns Fund and Invesco Multi-Asset Income Fund may each invest up to 25% of their total assets in shares of their respective subsidiaries (the Subsidiaries). The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiaries’ books changes) each business day to reflect changes in the market value of the investment.
Each Fund’s current net asset value per share is made available on the Funds’ website at www.invesco.com/us.
Fair Value Pricing
Securities owned by a Fund (except Invesco Government Money Market Fund, Invesco Tax-Exempt Cash Fund, Invesco Premier Portfolio, Invesco Premier Tax-Exempt Portfolio and Invesco Premier U.S. Government Money Portfolio) are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
Timing of Orders
Each Fund prices purchase, exchange and redemption orders at the net asset value next calculated by the Fund after the Fund’s transfer agent, authorized agent or designee receives an order in good order for the Fund. Purchase, exchange and redemption orders must be received prior to the close of business on a business day, as defined by the applicable Fund, to receive that day’s net asset value. Any applicable sales charges are applied at the time an order is processed.
Currently, certain financial intermediaries may serve as agents for the Funds and accept orders on their behalf. Where a financial intermediary serves as agent, the order is priced at the Fund’s net asset value next calculated after it is accepted by the financial intermediary. In such cases, if requested by a Fund, the financial intermediary is responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a financial intermediary that has not received authorization to accept orders on a Fund’s behalf are priced at the Fund’s net asset value next calculated by the Fund after it receives the order from the financial intermediary and accepts it, which may not occur on the day submitted to the financial intermediary.
Additional Information Regarding Deferred Tax Liability (Invesco MLP Fund only)
In calculating the Fund’s daily NAV, the Fund will, among other things, account for its deferred tax liability and/or asset balances. As a result, any deferred tax liability and/or asset is reflected in the Fund’s daily NAV.
The Fund will accrue a deferred income tax liability balance, at the applicable U.S. federal corporate income tax rate plus an estimated state and local income tax rate for its future tax liability associated with that portion of MLP distributions considered to be a tax-deferred return of capital, as well as for its future tax liability associated with the capital appreciation of its investments. The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions. Any deferred tax liability balance will reduce the Fund’s NAV. Upon the Fund’s sale of an MLP security, the Fund may be liable for previously deferred taxes.
The Fund will accrue, in accordance with generally accepted accounting principles, a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV. To the extent the Fund has a deferred tax asset balance, the Fund will assess, in accordance with generally accepted accounting principles, whether a valuation allowance, which would offset the value of some or all
A-13                                  The Invesco Funds

of the Fund’s deferred tax asset balance, is required. Pursuant to Financial Accounting Standards Board Accounting Standards Codification 740 (FASB ASC 740), the Fund will assess a valuation allowance to reduce some or all of the deferred tax asset balance if, based on the weight of all available evidence, both negative and positive, it is more likely than not that some or all of the deferred tax asset will not be realized. The Fund will use judgment in considering the relative impact of negative and positive evidence. The weight given to the potential effect of negative and positive evidence will be commensurate with the extent to which such evidence can be objectively verified. The Fund’s assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability (which are dependent on, among other factors, future MLP cash distributions), the duration of statutory carryforward periods and the associated risk that operating loss carryforwards may be limited or expire unused. However, this assessment generally may not consider the potential for market value increases with respect to the Fund’s investments in equity securities of MLPs or any other securities or assets. Significant weight is given to the Fund’s forecast of future taxable income, which is based on, among other factors, the expected continuation of MLP cash distributions at or near current levels. Consideration is also given to the effects of the potential of additional future realized and unrealized gains or losses on investments and the period over which deferred tax assets can be realized, as federal tax net operating loss carryforwards do not expire and federal capital loss carryforwards expire in five years. Recovery of a deferred tax asset is dependent on continued payment of the MLP cash distributions at or near current levels in the future and the resultant generation of taxable income. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.
The Fund’s deferred tax asset and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information provided by MLPs in determining the extent to which distributions received from MLPs constitute a return of capital, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. If such information is not received from such MLPs on a timely basis, the Fund will estimate the extent to which distributions received from MLPs constitute a return of capital based on average historical tax characterization of distributions made by MLPs. The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV. The Fund’s daily NAV calculation will be based on then current estimates and assumptions regarding the Fund’s deferred tax liability and/or asset balances and any applicable valuation allowance, based on all information available to the Fund at such time. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance as new information becomes available. Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.
Taxes (applicable to all Funds except for Invesco MLP Fund)
A Fund intends to qualify each year as a regulated investment company (RIC) and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	A portion of income dividends paid by a Fund to you may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the Internal Revenue Service (IRS). Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. As a service to you, the Fund will continue to provide to you (but not the IRS) cost basis information for shares acquired before 2012, when available, using the average cost method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.Invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and
A-14                                  The Invesco Funds

no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■	An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	You will not be required to include the portion of dividends paid by a Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	If a Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
Funds Investing in Municipal Securities
■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you, unless such municipal securities were issued in 2009 or 2010. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.)
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
■	A Fund does not anticipate realizing any long-term capital gains.
■	If a Fund, other than Invesco Premier Tax-Exempt Portfolio, expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares (unless the investor incurs a liquidity fee on such sale or exchange). See “Liquidity Fees and Redemption Gates.”
■	Invesco Premier Tax-Exempt Portfolio rounds its current net asset value per share to a minimum of the fourth decimal place, therefore, investors will have gain or loss on sale or exchange of shares of the Fund calculated by subtracting your cost basis from the gross proceeds received from the sale or exchange.
■	There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by a Fund, and such tax treatment may be the subject of future IRS guidance. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
A-15                                  The Invesco Funds

■	Regarding Invesco Premier Tax-Exempt Portfolio, because the Fund is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), any capital gain or loss on the sale or exchange of Fund shares (as noted above) generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer. If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Funds Investing in Real Estate Securities
■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs generally will not qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.
■	Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income) are treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified REIT dividends” to its shareholders.
■	The Fund’s foreign shareholders should see the SAI for a discussion of the risks and special tax consequences to them from a sale of a U.S. real property interest by a REIT in which the Fund invests.
Funds Investing in Partnerships
■	Recent legislation (which by its terms became effective for taxable years beginning after December 31, 2017) generally requires that taxes, penalties, and interest associated with an audit of a partnership be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of a partnership that a Fund invests in (including MLPs taxed as partnerships) could result in the Fund being required to pay federal income tax. A Fund may have little input in any audit asserted against a partnership and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if a partnership in which the Fund invests were to remain classified as a partnership (instead of as a corporation), it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such partnership, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
■	Under the Tax Cuts and Jobs Act “qualified publicly traded partnership income” is treated as eligible for a 20% deduction by noncorporate taxpayers. The legislation does not contain a provision permitting a RIC, such as a Fund, to pass the special character of this income through to its shareholders. It is uncertain whether a future technical corrections bill or regulations issued by the IRS will address this issue to enable a Fund to pass through the special character of “qualified publicly traded partnership income” to its shareholders.
■	Some amounts received by a Fund from the MLPs in which it invests likely will be treated as returns of capital to such Fund because of accelerated deductions available to the MLPs. The receipt of returns of capital from the MLPs in which a Fund invests could cause some or all of the Fund’s distributions to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
Funds Investing in Commodities
■	The Funds’ strategies of investing through their respective Subsidiary in derivatives and other financially linked instruments whose performance is expected to correspond to the commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in commodities.
■	The Funds must meet certain requirements under the Code for favorable tax treatment as a RIC, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes as qualifying income based on an opinion from counsel confirming that income from such investments should be qualifying income because such commodity-linked notes constitute securities under section 2(a)(36) of the 1940 Act. Further, each Fund anticipates that its respective Subsidiary will distribute the “Subpart F” income earned by such Subsidiary each year, which a Fund will treat as qualifying income. If, contrary to the opinion of counsel, the proposed regulations or other guidance issued by the IRS, the IRS were to determine such income is non-qualifying, a Fund might fail to satisfy the income requirement. In lieu of disqualification, the Funds are permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect. The Funds intend to limit their investments in their respective Subsidiary to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement.
■	The Invesco Balanced-Risk Commodity Strategy Fund received a PLR from the IRS holding that income from a form of commodity-linked note is qualifying income. However, the IRS has revoked the ruling on a prospective basis, thus allowing the Fund to continue to rely on its private letter ruling to treat income from commodity-linked notes purchased on or before June 30, 2017 as qualifying income. After that time the Invesco Balanced-Risk Commodity Strategy Fund expects to rely on the opinion of counsel described above.
Funds Investing in Foreign Currencies
■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations on whether the realization of such foreign currency gains is qualified income for the Funds. If such regulations are issued, each Fund may not qualify as a RIC and/or the Fund may change its investment policy. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposes of satisfying the asset diversification test might differ from that of each Fund resulting in the Fund’s failure to qualify as a RIC. In lieu of disqualification, each Fund is permitted to pay a tax for certain failures to satisfy the asset diversification or income requirements, which, in general, are limited to those due to reasonable cause and not willful neglect.
A-16                                  The Invesco Funds

■	The Funds’ transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Taxes (applicable to Invesco MLP Fund only)
Although the Code generally provides that a RIC does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund is not and does not anticipate becoming eligible to elect to be treated as a RIC because most or substantially all of the Fund’s investments will consist of investments in MLP securities. The RIC tax rules therefore have no application to the Fund or to its shareholders. As a result, the Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes, and generally is subject to U.S. federal income tax on its taxable income at the applicable corporate income tax rate. In addition, as a regular corporation, the Fund will be subject to state and local taxes by reason of its tax status and its investments in MLPs. Therefore, the Fund may have federal, multiple state, and local tax, which would reduce the Fund’s cash available to make distributions to shareholders. An estimate for federal, state, and local taxes liabilities will reduce the fund’s net asset value. The Fund may be subject to a 20% federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability. (Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.) The extent to which the Fund is required to pay U.S. federal, state or local corporate income, franchise, alternative minimum or other corporate taxes could materially reduce the Fund’s cash available to make distributions to shareholders. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
■	The Fund intends to invest a significant portion of its assets in MLPs, which are generally treated as partnerships for U.S. federal income tax purposes. To the extent that the Fund invests in equity securities of an MLP, the Fund will be a partner in such MLP. Accordingly, the Fund will be required to take into account the Fund’s allocable share of the income, gains, losses, deductions, and credits recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund. MLP distributions to partners, such as the Fund, are not taxable unless the cash amount (or in certain cases, the fair market value of marketable securities) distributed exceeds the Fund’s basis in its MLP interest. The Fund expects that the cash distributions it will receive with respect to its investments in equity securities of MLPs will exceed the net taxable income allocated to the Fund from such MLPs because of tax deductions such as depreciation, amortization and depletion that will be allocated to the Fund from the MLPs. No assurance, however, can be given in this regard. If this expectation is not realized, the Fund will have a larger corporate income tax expense than expected, which will result in less cash available for distribution to shareholders.
■	The Fund will recognize gain or loss on the sale, exchange or other taxable disposition of its portfolio assets, including equity securities of MLPs, equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such assets. Any such gain will be subject to U.S. federal income tax at the applicable corporate income tax rate, regardless of how long the Fund has held such assets since preferential capital gain rates do not apply to regular corporations such as the Fund. The amount realized by the Fund in any case generally will be the amount paid by the purchaser of the assets plus, in the case of MLP equity securities, the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The Fund’s tax basis in its equity securities in an MLP generally is equal to the amount the Fund paid for the equity securities, (i) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (ii) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to the Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, net of a deferred tax liability, such distribution will decrease the Fund’s tax basis in its MLP investment and will therefore increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. To the extent that the Fund has a net capital loss in any year, the net capital loss can be carried back three taxable years and forward five taxable years to reduce the Fund’s capital gains in such years. In the event a capital loss carryover cannot be utilized in the carryover periods, the Fund’s federal income tax liability may be higher than expected, which will result in less cash available to distribute to shareholders.
■	The Fund’s allocable share of certain percentage depletion deductions and intangible drilling costs of the MLPs in which the Fund invests may be treated as items of tax preference for purposes of calculating the Fund’s alternative minimum taxable income. Such items may increase the Fund’s alternative minimum taxable income and increase the likelihood that the Fund may be subject to the alternative minimum tax. (Under the Tax Cuts and Jobs Act, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.)
■	Distributions by the Fund of cash or property in respect of the shares (other than certain distributions in redemption of shares) will be treated as dividends for U.S. federal income tax purposes to the extent paid from the Fund’s current or accumulated earnings and profits (as determined under U.S. federal income tax principles). Generally, the Fund’s earnings and profits are computed based upon the Fund’s taxable income (loss), with certain specified adjustments. Any such dividend likely will be eligible for the dividends-received deduction if received by an otherwise qualifying corporate U.S. shareholder that meets certain holding period and other requirements for the dividends-received deduction. Dividends paid by the Fund to certain non-corporate U.S. shareholders (including individuals), generally are eligible for U.S. federal income taxation at the rates generally applicable to long-term capital gains for individuals provided that the U.S. shareholder receiving the dividend satisfies applicable holding period and other requirements. Otherwise, dividends paid by the Fund to non-corporate U.S. Shareholders (including individuals) will be taxable at ordinary income rates.
■	If the amount of a Fund distribution exceeds the Fund’s current and accumulated earnings and profits, such excess will be treated first as a tax- deferred return of capital to the extent of, and in reduction of, a shareholder’s tax basis in the shares, and thereafter as capital gain to the extent the shareholder held the shares as a capital asset. Any such capital gain will be long-term capital gain if such shareholder has held the applicable shares for more than one year. The portion of the distribution received by a shareholder from the Fund that is treated as a return of capital will decrease the shareholder’s tax basis in his or her Fund shares (but not below zero), which will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.
■	The Fund anticipates that the cash distributions it will receive with respect to its investments in equity securities of MLPs and which it will distribute to its shareholders will exceed the Fund’s current and accumulated earnings and profits. Accordingly, the Fund expects that only a part of its distributions to shareholders with respect to the shares will be treated as dividends for U.S. federal income tax purposes. No assurance, however, can be given in this regard.
A-17                                  The Invesco Funds

■	Special rules may apply to the calculation of the Fund’s earnings and profits. For example, the Fund’s earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund’s earnings and profits being higher than the Fund’s taxable income or loss in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these special earnings profits rules, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund’s taxable income or loss for such year, which means that a larger percentage of the Fund ’s distributions could be taxable to shareholders as ordinary income instead of tax-deferred return of capital or capital gain.
■	Shareholders that receive distributions in shares rather than in cash will be treated for U.S. federal income tax purposes as having (i) received a cash distribution equal to the fair market value of the shares received and (ii) reinvested such amount in shares.
■	A redemption of shares will be treated as a sale or exchange of such shares, provided the redemption is not essentially equivalent to a dividend, is a substantially disproportionate redemption, is a complete redemption of a shareholder’s entire interest in the Fund, or is in partial liquidation of such Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as distributions as described above. Upon a redemption treated as a sale or exchange under these rules, a shareholder generally will recognize capital gain or loss equal to the difference between the adjusted tax basis of his or her shares and the amount received when they are sold.
■	If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize income and gains for U.S. federal, state and local income and other tax purposes, which may result in the imposition of corporate income or other taxes on the Fund and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of distributions to Fund shareholders being treated as dividends. Any long-term or short-term capital gains realized on sale or redemption of your Fund shares will be subject to federal income tax. For tax purposes an exchange of your shares for shares of another Fund is the same as a sale. An exchange occurs when the purchase of shares of a Fund is made using the proceeds from a redemption of shares of another Fund and is effectuated on the same day as the redemption. Your gain or loss is calculated by subtracting from the gross proceeds your cost basis. Gross proceeds and, for shares acquired on or after January 1, 2012 and disposed of after that date, cost basis will be reported to you and the IRS. Cost basis will be calculated using the Fund’s default method of first-in, first-out (FIFO), unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account. For more information about the cost basis methods offered by Invesco, please refer to the Tax Center located under the Accounts & Services menu of our website at www.invesco.com/us.
■	The conversion of shares of one class of a Fund into shares of another class of the same Fund is not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. This is true whether the conversion occurs automatically pursuant to the terms of the class or is initiated by the shareholder.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend is sometimes known as “buying a dividend.” In addition, a Fund’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
■	A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in a Fund.
■	Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
■	Recent legislation (which by its terms became effective for taxable years beginning after December 31, 2017) generally requires that taxes, penalties, and interest associated with an audit of a partnership be assessed and collected at the partnership level. Therefore, an adverse federal income tax audit of an MLP taxed as a partnership that the Fund invests in could result in the Fund being required to pay federal income tax. The Fund may have little input in any audit asserted against an MLP and may be contractually or legally obligated to make payments in regard to deficiencies asserted without the ability to put forward an independent defense. Accordingly, even if an MLP in which the Fund invests were to remain classified as a partnership, it could be required to pay additional taxes, interest and penalties as a result of an audit adjustment, and the Fund, as a direct or indirect partner of such MLP, could be required to bear the economic burden of those taxes, interest and penalties, which would reduce the value of Fund shares.
■	Under 2017 legislation commonly known as the Tax Cuts and Jobs Act certain “qualified publicly traded partnership income” (e.g., certain income from certain of the MLPs in which the Fund invests) is treated as eligible for a 20% deduction by noncorporate taxpayers. The Tax Cuts and Jobs Act does not contain a provision permitting an entity, such as the Fund, to benefit from this deduction (since the Fund is taxed as a “C” corporation) or pass the special character of this income through to its shareholders. Qualified publicly traded partnership income allocated to a noncorporate investor investing directly in an MLP might, however, be eligible for the deduction.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors holding shares through a tax-advantaged arrangement, such as Retirement and Benefit Plans. Such investors should refer to the applicable account documents/program description for that arrangement for more information regarding the tax consequences of holding and redeeming Fund shares.
A-18                                  The Invesco Funds

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Distributors and other Invesco Affiliates, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Distributors’ retention of initial sales charges and from payments to Invesco Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.
The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s fund sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of the financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.
The Funds’ transfer agent may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
You can find further details in the Fund’s SAI about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds’ transfer agent at 800-959-4246 or contact your financial institution. The Funds’ transfer agent will begin sending you individual copies for each account within thirty days after receiving your request.
A-19                                  The Invesco Funds

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAIs, the current versions of which are on file with the SEC, contain more details about each Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an Invesco Fund or your account, or you wish to obtain a free copy of the Funds’ current SAIs, annual or semi-annual reports or Form N-Q, please contact us.
By Mail:	Invesco Investment Services, Inc. P.O. Box 219078, Kansas City, MO 64121-9078
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us
You can also review and obtain copies of each Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Peak RetirementTM 2015 Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2020 Fund	Invesco Peak RetirementTM 2050 Fund
Invesco Peak RetirementTM 2025 Fund	Invesco Peak RetirementTM 2055 Fund
Invesco Peak RetirementTM 2030 Fund	Invesco Peak RetirementTM 2060 Fund
Invesco Peak RetirementTM 2035 Fund	Invesco Peak RetirementTM 2065 Fund
Invesco Peak RetirementTM 2040 Fund	Invesco Peak RetirementTM Retirement Now Fund
SEC 1940 Act file number: 811-02699

www.invesco.com/us	PR-PRO-1